UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Argentina — 0.0%
Tenaris (A)	6,204	$109

Australia — 3.3%
AGL Energy (A)	1,402	21
Alumina (A)	1,118,227	919
Amcor (A)	195,543	1,430
AMP (A)	34,057	136
APA Group (A)(B)	120,106	617
Atlas Iron (A)	2,273,801	4,797
Australia & New Zealand Banking Group (A)	354,050	8,078
Australian Stock Exchange (A)	8,861	272
Beach Energy (A)	520,405	508
Bendigo and Adelaide Bank (A)	8,661	66
BHP Billiton (A)	53,672	1,751
BHP Billiton (USD)	43,900	2,867
Boral (A)	91,043	278
Brambles (A)	150,604	957
Caltex Australia (A)	103,555	1,449
Campbell Brothers (A)	13,690	769
Centro Retail Australia (A)(C)	26,036	53
CFS Retail Property Trust Group (A)(C)	63,927	128
Coca-Cola Amatil (A)	8,484	117
Commonwealth Bank of Australia (A)	21,044	1,154
Credit Group (A)	14,661	88
Crown (A)	17,653	155
CSL (A)	160,238	6,509
Dexus Property Group (A)(C)	890,282	853
Goodman Group (A)(C)	114,237	433
GPT Group (A)(C)	46,268	157
Iluka Resources (A)	224,297	2,651
Leighton Holdings (A)	38,772	654
Lend Lease (A)	7,619	57
Macquarie Group (A)	14,234	385
Metcash (A)	38,624	134
National Australia Bank (A)	5,804	142
Newcrest Mining (A)	353,904	8,248
Orica (A)	7,187	183
Ramsay Health Care (A)	9,984	232
Rio Tinto (A)	4,507	265
Roc Oil *(A)	155,859	51
Santos (A)	242,823	2,678
Sims Metal Management (A)	3,984	39
Sonic Healthcare (A)	9,860	129
Stockland (A)(C)	87,911	279
Suncorp Group (A)	102,253	856
Tatts Group (A)	233,280	630
Telstra (A)	560,363	2,126
Toll Holdings (A)	129,438	533
Transurban Group (A)	155,478	909
Wesfarmers (A)	5,397	166
Westfield Group (A)(C)	34,149	335
Westfield Retail Trust (A)(C)	48,528	143
Westpac Banking (A)	5,642	123
Whitehaven Coal (A)	8,700	37
Woolworths (A)	329	9
WorleyParsons (A)	9,429	245

		56,801

Description	Shares	Market Value ($ Thousands)

Austria — 0.0%
Andritz (A)	1,487	$77
Oesterreichische Post (A)	4,748	160

		237

Belgium — 1.9%
Ageas (A)	713,185	1,420
Anheuser-Busch InBev (A)	244,743	19,350
Belgacom (A)	239,617	6,833
Colruyt (A)	105,151	4,705
Telenet Group Holding (A)	1,137	50
UCB (A)	3,618	183
Umicore (A)	8,819	409

		32,950

Bosnia and Herzegovina — 0.1%
Axis Capital Holdings	65,521	2,133

Brazil — 0.5%
BRF-Brasil Foods	268,237	4,020
Centrais Eletricas Brasileiras	79,100	556
Centrais Eletricas Brasileiras ADR	148,390	1,043
Petroleo Brasileiro	182,027	3,417

		9,036

Canada — 3.9%
Agrium	16,400	1,452
Barrick Gold	223,927	8,413
Brookfield Asset Management, Cl A	23,181	767
Cameco	155,934	3,423
Cenovus Energy	78,009	2,477
Cott *	7,100	58
Domtar	26,067	2,000
Encana	20,100	418
Goldcorp	101,600	3,820
Horizon North Logistics	23,300	133
Kinross Gold	593,352	4,836
Magna International, Cl A	62,800	2,478
New Gold *	381,200	3,631
Nexen	209,961	3,546
Onex	19,200	744
Potash Saskatchewan	131,024	5,719
Silver Wheaton (B)	117,700	3,160
Suncor Energy	340,547	9,843
Talisman Energy	137,353	1,574
Tanzanian Royalty Exploration, Cl A *(A)(D)	76,000	8
Toronto-Dominion Bank	47,536	3,715
Transcontinental, Cl A	4,300	39
Vermilion Energy (B)	81,100	3,657

		65,911

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR	71,500	3,980

China — 0.7%
Dongfeng Motor Group (A)	1,857,700	2,904
Huaneng Power International (A)	6,166,000	4,663
Industrial & Commercial Bank of China (A)	7,245,000	4,062
PetroChina (A)	116,000	150

		11,779

1	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Colombia — 0.2%
Ecopetrol ADR	44,500	$2,483

Czech Republic — 0.1%
Komercni Banka (A)	10,900	1,906

Denmark — 1.1%
AP Moeller-Maersk, Cl A (A)	16	100
AP Moeller-Maersk, Cl B (A)	347	2,282
Carlsberg, Cl B (A)	583	46
Coloplast, Cl B (A)	400	72
Jyske Bank *(A)	112,431	3,042
Novo Nordisk, Cl B (A)	56,759	8,256
Tryg (A)	87,138	4,912
William Demant Holding *(A)	3,416	308

		19,018

Finland — 0.4%
Elisa, Cl A (A)	12,682	256
Kone, Cl B (A)	610	37
Metso (A)	21,880	757
Nokia ADR (B)	537,482	1,113
Nokian Renkaat (A)	7,324	279
Stora Enso, Cl R (A)	601,458	3,713
Wartsila, Cl B (A)	18,118	595

		6,750

France — 8.8%
Air Liquide (A)(B)	37,253	4,271
Alcatel-Lucent *(A)	3,384,593	5,586
Alstom (A)(B)	35,938	1,140
Areva (A)	79,082	1,031
Arkema (A)	71,212	4,682
AtoS (A)(B)	779	47
AXA (A)	334,595	4,486
BNP Paribas (A)(B)	204,295	7,899
Carrefour (A)(B)	156,302	2,894
Christian Dior (A)	2,211	305
Cie Generale des Etablissements-Michelin, Cl B (A)	75,724	4,968
Cie Generale d’Optique Essilor International (A)	95,352	8,883
Compagnie Generale de Geophysique-Veritas *(A)	24,987	648
Danone (A)	1,690	105
Dassault Systemes (A)	1,311	123
Edenred (A)	2,192	62
Electricite de France (A)	89,106	1,988
Eutelsat Communications (A)	119,258	3,679
Iliad (A)	2,753	400
Legrand (A)	182,420	6,209
L’Oreal (A)	45,433	5,331
LVMH Moet Hennessy Louis Vuitton (A)	58,614	8,946
Nexity (A)	5,300	127
Pernod-Ricard (A)	28,375	3,043
PPR (A)	392	56
Publicis Groupe (A)(B)	7,806	358
Remy Cointreau *(A)	1,256	138
Renault (A)	40,881	1,637
Rexel (A)(B)	264,158	4,525
Safran (A)	162,418	6,049
Sanofi (A)	262,773	19,948

Description	Shares	Market Value ($ Thousands)

Schneider Electric (A)	221,646	$12,355
SCOR (A)	2,546	62
SES (A)	282	7
Societe BIC (A)	442	46
Sodexo (A)	100,542	7,850
Technip (A)	60,367	6,309
Thales (A)(B)	57,530	1,906
Total (A)	201,382	9,089
Unibail-Rodamco (A)(C)	256	47
Vinci (A)	2,521	118
Vivendi (A)(B)	80,220	1,495
Zodiac Aerospace (A)	2,708	276

		149,124

Germany — 7.9%
Adidas (A)	5,068	364
Allianz (A)	17,552	1,770
BASF (A)(B)	88,214	6,151
Bayer (A)(B)	108,656	7,852
Bayerische Motoren Werke (A)(B)	21,776	1,580
Beiersdorf (A)	69	5
Brenntag (A)	45,076	5,002
Celesio (A)	9,489	156
Continental (A)	35,658	2,981
Daimler (A)	103,131	4,648
Deutsche Bank (A)	37,161	1,345
Deutsche Boerse (A)(B)	180,464	9,764
Deutsche Lufthansa (A)	118,404	1,373
Deutsche Post (A)	411,184	7,296
Deutsche Telekom (A)	326,073	3,584
Fresenius (A)	1,611	167
Fresenius Medical Care (A)	99,243	7,029
GEA Group (A)	187,743	5,018
Hannover Rueckversicherung (A)	7,362	440
HeidelbergCement (A)	19,199	924
Henkel (A)	6,456	359
Hugo Boss (A)	430	43
Infineon Technologies (A)	210,007	1,425
Kabel Deutschland Holding *(A)	104,121	6,507
Lanxess (A)	14,606	927
Linde (A)(B)	92,326	14,419
MAN (A)	3,199	328
Merck (A)	12,511	1,253
Muenchener Rueckversicherungs (A)	51,182	7,242
SAP (A)	179,629	10,667
SAP ADR (B)	69,900	4,149
Siemens (A)	161,299	13,592
Suedzucker (A)(B)	31,798	1,131
Symrise (A)	166,749	5,096
Volkswagen (A)	510	77

		134,664

Guernsey — 0.0%
Resolution (A)	57,797	178

Hong Kong — 3.2%
AIA Group (A)	1,427,600	4,932
ASM Pacific Technology (A)(B)	39,400	504
Chaoda Modern Agriculture *(A)(D)	2,440,000	346
Cheung Kong Infrastructure Holdings (A)	11,700	71
China Merchants Holdings International (A)	292,000	893

SEI Institutional International Trust / Quarterly Report / June 30, 2012	2

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

China Mobile (A)	1,005,000	$11,034
China Mobile ADR	85,100	4,652
CLP Holdings (A)	358,400	3,046
CNOOC (A)	1,706,000	3,440
First Pacific (A)(B)	1,058,700	1,098
Galaxy Entertainment Group *(A)	53,000	133
Hang Lung Group (A)(B)	38,000	235
HKT Trust (A)	1	—
Hong Kong & China Gas (A)	66,600	142
HongKong Electric Holdings (A)	8,000	60
Hongkong Land Holdings (A)(B)	225,000	1,298
Hutchison Telecommunications Hong Kong Holdings (A)	802,000	374
Hutchison Whampoa (A)(B)	234,500	2,034
Hysan Development (A)	10,000	38
Jardine Strategic Holdings (A)(B)	221,610	6,812
Li & Fung (A)	810,000	1,569
Melco Crown Entertainment *	17,839	206
New World Development (A)	766,000	903
Orient Overseas International (A)	38,500	189
RCG Holdings *(A)	16,196	1
Shangri-La Asia	34,000	65
Sun Hung Kai Properties (A)	389,000	4,626
Yue Yuen Industrial Holdings (A)	1,823,000	5,732

		54,433

India — 0.3%
Idea Cellular *(A)	2,513,338	3,431
Tata Motors (B)	64,467	1,416

		4,847

Indonesia — 0.1%
Bank Mandiri (A)	2,291,200	1,778
Telekomunikasi Indonesia	18,920	659

		2,437

Ireland — 1.0%
CRH (A)	77,874	1,496
Elan *(A)	89,477	1,316
Experian (A)	541,123	7,645
James Hardie Industries (A)	79,936	660
Kerry Group, Cl A (A)	8,482	373
Ryanair Holdings ADR *	132,700	4,034
Smurfit Kappa Group (A)	261,595	1,760

		17,284

Israel — 0.3%
Check Point Software Technologies *	103,810	5,148
NICE Systems *(A)	8,119	297
Teva Pharmaceutical Industries (A)	1,184	47

		5,492

Italy — 0.9%
Enel (A)	382,058	1,237
Eni (A)	38,222	814
ERG (A)	93,152	591
Exor (A)	12,687	273
Fiat Industrial (A)	67,968	671
Intesa Sanpaolo (A)	1,463,700	2,089
Luxottica Group (A)	15,286	535
Pirelli & C (A)	22,105	234
Saipem (A)	6,597	295
Snam Rete Gas (A)	730,539	3,282

Description	Shares	Market Value ($ Thousands)

Telecom Italia RNC (A)	6,583,646	$5,350
UniCredit (A)	—	—
Unione di Banche Italiane (A)	145,513	477

		15,848

Japan — 17.4%
Aeon (A)	1,400	17
Aeon Credit Service (A)	1,600	30
Air Water (A)	29,000	352
Aisin Seiki (A)	4,300	144
Alfresa Holdings (A)	13,400	713
Alpen (A)	14,700	288
Aoyama Trading (A)	5,300	109
Arc Land Sakamoto (A)	12,800	202
Arnest One (A)	20,300	258
Asahi Breweries (A)	4,800	103
ASKUL (A)	4,000	46
Astellas Pharma (A)	10,100	442
Autobacs Seven (A)	2,500	123
Belluna (A)	6,800	54
Best Bridal (A)	65	67
Bridgestone (A)(B)	162,000	3,727
Calsonic Kansei (A)	199,000	1,085
Canon (A)	2,600	104
Casio Computer (A)	14,800	97
Central Glass (A)	31,000	121
Central Japan Railway (A)	347	2,738
Chiba Bank (A)	7,000	42
Chiyoda (A)	34,200	459
Chugoku Bank (A)	17,000	222
Chugoku Electric Power (A)	23,200	383
Citizen Holdings (A)	57,000	335
Coca-Cola West (A)	140,800	2,459
Cosmo Oil (A)	22,000	56
Credit Saison (A)	24,300	541
Dai Nippon Printing (A)	750,600	5,891
Daicel (A)	214,000	1,319
Daido Steel (A)	22,000	137
Daihatsu Motor (A)	44,800	786
Dai-ichi Life Insurance (A)	149	173
Daiichi Sankyo (A)	74,200	1,253
Daikyo (A)	175,000	462
Dainippon Sumitomo Pharma (A)	133,000	1,361
Daito Trust Construction (A)(B)	30,100	2,858
Daiwa House Industry (A)	195,000	2,771
Dentsu (A)	1,400	42
Doutor Nichires Holdings (A)	6,200	80
Dydo Drinco (A)	4,400	192
EDION (A)	93,800	472
Eisai (A)	1,600	70
Faith (A)	378	42
Fanuc (A)	57,400	9,453
Fast Retailing (A)	3,300	662
Fuji Film Holdings (A)	312,600	5,933
Fuji Heavy Industries (A)	74,000	601
Fuji Soft (A)	4,100	69
Fujishoji (A)	42	52
Fujitsu (A)	158,000	758
Fujitsu General (A)	23,000	174
Fukuoka Financial Group (A)	133,000	520
Geo Holdings (A)(B)	200	223
Gree (A)(B)	13,000	259
Gulliver International (A)	2,250	72
Gunma Bank (A)	20,000	95
Hachijuni Bank (A)	244,000	1,271
Hakuhodo DY Holdings (A)	2,240	149

3	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Hankyu Hanshin Holdings (A)	22,000	$111
Hino Motors (A)	363,000	2,632
HIS (A)	12,100	431
Hitachi (A)(B)	655,700	4,050
Hitachi Chemical (A)	4,500	71
Hitachi Construction Machinery (A)	9,500	180
Hitachi High-Technologies (A)	12,400	306
Hokkaido Electric Power (A)	4,000	52
Hokuriku Electric Power (A)	16,400	256
Honda Motor (A)(B)	406,600	14,214
Hosiden (A)	8,600	55
Idemitsu Kosan (A)	1,800	162
IHI (A)	391,000	838
Iida Home Max (A)	30,600	278
Inaba Denki Sangyo (A)	1,400	40
Inpex (A)	149	838
Isetan Mitsukoshi Holdings (A)	34,600	368
Isuzu Motors (A)	96,000	515
IT Holdings (A)	56,400	676
Itochu (A)	37,100	391
Itochu Techno-Solutions (A)	1,500	73
Itochu-Shokuhin (A)	1,900	71
Iyo Bank (A)	19,000	152
J Front Retailing (A)	78,000	393
J Trust (A)	11,200	97
Japan Aviation Electronics Industry	4,000	35
Japan Petroleum Exploration (A)	3,600	137
Japan Steel Works (A)	279,000	1,543
Japan Tobacco (A)	35,200	1,045
JFE Shoji Trade (A)	23,000	102
JGC (A)	306,200	8,893
Joyo Bank (A)	50,000	228
JSR (A)	11,000	191
Jupiter Telecommunications (B)	7,890	8,059
Juroku Bank (A)	16,000	52
JVC Kenwood (A)	78,200	273
Kajima (A)	55,000	162
Kamei (A)	5,000	52
Kanamoto (A)	5,000	57
Kanematsu *(A)	158,000	178
Kanematsu Electronics (A)	6,100	68
Kansai Paint (A)	398,300	4,276
Kao (A)	105,200	2,907
Kasumi (A)	12,600	87
KDDI (A)	989	6,392
Keikyu (A)	19,000	173
Keio (A)(B)	98,000	712
Keisei Electric Railway (A)	53,000	449
Keyence (A)	11,100	2,751
Kikkoman (A)	1,000	12
Kinki Sharyo (A)(B)	37,000	134
Kintetsu (A)(B)	95,000	379
Kita-Nippon Bank (A)	1,700	46
Koito Manufacturing (A)	5,000	70
Komatsu (A)	49,300	1,179
Konaka (A)(B)	7,700	87
Konami (A)	6,600	150
Konica Minolta Holdings (A)	27,000	213
Kubota (A)	73,000	676
Kuraray (A)	5,700	74
KYORIN Holdings (A)	6,000	127
Kyowa Hakko Kirin (A)(B)	47,000	485

Description	Shares	Market Value ($ Thousands)

Lawson (A)	2,900	$203
LIXIL Group (A)	300	6
Mabuchi Motor (A)	163,700	6,537
Makita (A)	3,000	105
Marubeni (A)	370,000	2,470
Marui Group (A)	6,100	47
Medipal Holdings (A)	34,600	491
Megane TOP (A)	14,700	162
Megmilk Snow Brand (A)	5,000	88
Misawa Homes (A)(B)	24,600	402
Mitsubishi (A)	232,800	4,714
Mitsubishi Heavy Industries (A)	145,000	591
Mitsubishi Materials (A)	158,000	459
Mitsubishi Motors *(A)	32,000	32
Mitsubishi UFJ Financial Group (A)	351,400	1,687
Mitsubishi UFJ Lease & Finance (A)	6,930	289
Mitsui (A)	3,000	45
Mitsui Fudosan (A)	3,000	58
Mitsui Home (A)	8,000	43
Mizuho Financial Group (A)	148,000	250
MS&AD Insurance Group Holdings (A)	268,900	4,713
Nabtesco (A)	1,700	38
Namco Bandai Holdings (A)	35,600	489
NEC (A)	64,000	100
NEC Fielding (A)	9,800	123
NEC Mobiling (A)	1,200	48
NEC Networks & System Integration (A)	15,700	249
NET One Systems (A)	23,400	313
NHK Spring (A)	27,600	299
Nichii Gakkan (A)	9,500	88
Nichireki (A)	8,000	41
Nidec (A)	1,900	145
Nihon Unisys (A)	17,700	130
Nikon (A)	12,700	387
Nintendo (A)	29,000	3,393
Nippo (A)	35,000	388
Nippon Densetsu Kogyo (A)	5,000	50
Nippon Shinyaku (A)	6,000	75
Nippon Synthetic Chemical Industry (A)	7,000	44
Nippon Telegraph & Telephone (A)	216,900	10,133
Nippon Telegraph & Telephone ADR	183,391	4,244
Nishimatsu Construction (A)	78,000	150
Nissan Motor (A)	102,100	971
Nisshin Fudosan (A)	13,200	82
NOK (A)	21,800	466
Nomura Holdings (A)	17,300	65
Nomura Real Estate Holdings (A)	55,400	1,016
NTT Data (A)	100	307
Nuflare Technology (A)	11	70
Odakyu Electric Railway (A)(B)	26,000	259
Oita Bank (A)	16,000	52
OJI Paper (A)	8,000	31
Ono Pharmaceutical (A)	2,600	164
Oracle Japan (A)	1,000	43
Oriental Land (A)	300	34
Otsuka (A)	4,200	358
Otsuka Holdings (A)	57,100	1,756
Panasonic (A)	152,600	1,250
Press Kogyo (A)	8,000	41

SEI Institutional International Trust / Quarterly Report / June 30, 2012	4

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Rakuten (A)	8,200	$85
Relo Holdings (A)	1,400	47
Resona Holdings (A)	25,800	106
Resorttrust (A)	4,500	75
Ricoh Leasing (A)	6,400	144
Riken (A)	9,000	37
Rinnai (A)	600	41
Rohm (A)	57,700	2,227
San-In Godo Bank (A)	15,000	106
Sankyo (A)	91,000	4,449
Sanrio (A)(B)	5,900	215
Sapporo Hokuyo Holdings (A)	412,300	1,281
Sasebo Heavy Industries (A)(B)	42,000	48
SBI Holdings (A)	532	40
Secom (A)	65,300	3,000
Sega Sammy Holdings (A)	117,400	2,392
Seino Holdings (A)	76,000	510
Sekisui Chemical (A)	603,000	5,613
Sekisui House (A)	216,000	2,043
Sekisui Jushi (A)	5,000	52
Seven & I Holdings (A)	496,500	14,994
Sharp (A)	5,000	26
Shikoku Electric Power (A)	38,500	820
Shimamura (A)	300	35
Shimano (A)	700	46
Shindengen Electric Manufacturing (A)	12,000	41
Shin-Etsu Chemical (A)	71,200	3,928
Ship Healthcare Holdings (A)	5,900	142
Shiseido (A)	340,400	5,381
Shizuoka Bank (A)	19,000	196
Showa (A)	26,000	224
Showa Denko KK (A)	79,000	154
SKY Perfect JSAT Holdings (A)	96	43
SMC (A)	43,800	7,608
Softbank (A)	157,300	5,866
Sojitz (A)	370,700	614
Sony Financial Holdings (A)	496,000	8,110
Stanley Electric (A)	15,700	244
Sumitomo (A)	45,400	636
Sumitomo Forestry (A)	8,900	80
Sumitomo Heavy Industries (A)	17,000	77
Sumitomo Mitsui Financial Group (A)	216,700	7,172
Sumitomo Mitsui Trust Holdings (A)	1,049,220	3,141
Sumitomo Precision Products (A)	29,000	159
Sumitomo Real Estate Sales (A)	1,090	53
Sumitomo Realty & Development (A)	2,000	49
Sumitomo Rubber Industries (A)	2,400	31
Suruga Bank (A)	6,000	62
Suzuken (A)	31,200	1,055
Suzuki Motor (A)	27,800	572
T RAD (A)	10,000	35
T&D Holdings (A)	17,600	188
Taiheiyo Cement (A)	34,000	78
Taisei (A)	11,000	30
Taisho Pharmaceutical Holdings (A)	500	42
Takashimaya (A)	23,000	177
TDK (A)	3,600	147
Tobu Railway (A)	172,000	906
Toho (A)	20,600	357
Toho Holdings (A)	24,100	490
Tokai (A)	2,800	65

Description	Shares	Market Value ($ Thousands)

Tokyo Electron (A)	86,300	$4,054
Tokyu (A)	31,000	146
Tokyu Land (A)	86,000	428
Toppan Forms (A)	19,600	168
Toppan Printing (A)	14,000	94
Topre (A)	4,100	40
Toray Industries (A)	12,600	86
Toshiba (A)	12,000	46
Toshiba TEC (A)	96,000	363
Totetsu Kogyo (A)	9,000	104
Toyota Motor (A)	392,100	15,855
Toyota Motor ADR (B)	25,066	2,017
Toyota Tsusho (A)	97,600	1,869
Trend Micro (A)	3,700	109
TS Tech (A)	7,100	130
Ube Industries (A)	9,000	21
Unicharm (A)	6,200	354
Unipres (A)	18,300	479
USS (A)	4,270	462
Wacoal Holdings (A)	175,704	2,087
Warabeya Nichiyo (A)	13,300	213
Watabe Wedding (A)	6,395	58
Xebio (A)	1,700	39
Yakult Honsha (A)	4,100	161
Yamaguchi Financial Group (A)	3,000	27
Yamato Holdings (A)	2,300	37
Yamato Kogyo (A)	7,300	204
Yamazen (A)	7,600	59
Yaskawa Electric (A)(B)	568,000	4,335
Yellow Hat (A)	12,500	213
Yokogawa Electric (A)	8,400	87
Yuasa Trading (A)	38,000	69
Zeon (A)	78,000	595

		296,099

Jersey — 0.0%
Randgold Resources (A)	1,507	135

Malta — 0.0%
BGP Holdings *(A)(D)	198,683	—

Mexico — 0.0%
Industrias, Cl B *	16,800	76

Netherlands — 5.0%
Aegon (A)	27,649	129
Akzo Nobel (A)	267,262	12,614
ASML Holding (A)	50,405	2,596
Boskalis Westminster (A)	13,123	434
European Aeronautic Defence and Space (A)(B)	116,014	4,129
Fugro (A)	2,543	155
Gemalto (A)	49,019	3,531
Heineken (A)	25,004	1,307
Heineken Holding (A)	466	21
ING Groep *(A)	1,009,822	6,789
Koninklijke Ahold (A)	625,849	7,774
Koninklijke DSM (A)	874	43
Koninklijke Vopak (A)	12,357	795
PostNL (A)	830,105	3,439
Randstad Holding	1,865	55
Reed Elsevier (A)	869,613	9,949

5	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Royal Dutch Shell, Cl A (A)	261,270	$8,835
Royal Dutch Shell, Cl B (A)	186,163	6,511
Royal Imtech (A)	136,176	3,261
SBM Offshore (A)	6,749	94
Unilever (A)(B)	220,498	7,386
Wolters Kluwer (A)	278,145	4,435

		84,282

New Zealand — 0.2%
Chorus *(A)	149,900	381
Telecom of New Zealand (A)	1,158,145	2,214

		2,595

Norway — 0.8%
DNB (A)	818,358	8,143
Marine Harvest *(A)	1,918,283	1,366
Orkla (A)	5,483	40
Seadrill (A)	54,455	1,944
Statoil (A)	68,989	1,646
Telenor (A)	8,476	142

		13,281

Poland — 0.1%
KGHM Polska Miedz (A)	37,738	1,649

Portugal — 0.0%
Energias de Portugal (A)	2,658	6
Jeronimo Martins (A)(B)	7,549	128

		134

Russia — 0.5%
Gazprom ADR	171,363	1,628
Gazprom OAO ADR (A)	71,234	676
NovaTek (A)	20,703	2,211
Sberbank of Russia ADR	332,738	3,600
Surgutneftegas ADR (A)	8,414	70

		8,185

Singapore — 1.4%
Bukit Sembawang Estates (A)	10,000	37
CapitaLand (A)	19,000	41
ComfortDelgro (A)	38,000	46
DBS Group Holdings (A)	328,000	3,623
Fraser and Neave (A)(B)	150,000	835
Jardine Cycle & Carriage (A)(B)	21,000	774
Keppel (A)	141,110	1,156
Oversea-Chinese Banking (A)	153,000	1,070
SembCorp Industries (A)	493,600	2,020
SembCorp Marine (A)(B)	1,117,000	4,263
Singapore Airlines (A)	512,000	4,222
Singapore Land (A)	23,000	103
Singapore Press Holdings (A)(B)	33,400	103
Singapore Telecommunications (A)	145,000	380
Transpac Industrial Holdings (A)	48,000	54
United Overseas Bank (A)	253,000	3,757
UOL Group (A)(B)	41,000	161
Wilmar International (A)(B)	120,000	346
Yangzijiang Shipbuilding Holdings (A)	1,286,000	1,031

		24,022

South Africa — 0.6%
AngloGold Ashanti ADR	94,946	3,260
Gold Fields (A)	412,272	5,242
Impala Platinum Holdings (A)	123,886	2,056

		10,558

Description	Shares	Market Value ($ Thousands)

South Korea — 2.8%
Hana Financial Group (A)	10,600	$339
Hyundai Heavy Industries (A)	15,121	3,450
Hyundai Mobis (A)	18,391	4,458
Hyundai Motor (A)	5,303	1,089
Kia Motors (A)	30,794	2,030
Korea Electric Power ADR	205,475	2,297
KT ADR	340,100	4,482
KT&G	142,388	10,095
Samsung Electronics (A)	11,574	12,257
Shinhan Financial Group (A)	93,150	3,265
SK Telecom ADR	301,044	3,643

		47,405

Spain — 1.4%
Abertis Infraestructuras (A)	59,168	802
Acciona (A)	1,499	90
Banco Bilbao Vizcaya Argentaria (A)(B)	46,970	336
Banco de Sabadell (A)(B)	79,207	154
Banco Popular Espanol (A)(B)	461,364	1,046
Banco Santander (A)	368,423	2,444
CaixaBank (A)(B)	5,977	20
Distribuidora Internacional de Alimentacion *(A)	130,981	618
Enagas (A)(B)	277,061	5,069
Endesa (A)(B)	8,158	144
Ferrovial (A)	61,891	700
Gas Natural (A)	35,977	463
Grifols (A)(B)	5,595	142
Inditex (A)	4,016	416
Indra Sistemas (A)(B)	401,072	3,744
Mapfre (B)	—	—
Red Electrica (A)(B)	42,570	1,863
Repsol (A)(B)	52,267	843
Tecnicas Reunidas (A)	107,286	4,499
Zardoya Otis (A)(B)	4,988	56

		23,449

Sweden — 2.1%
Alfa Laval (A)	5,741	99
Assa Abloy, Cl B (A)	26,519	742
Atlas Copco, Cl A (A)	50,072	1,080
Atlas Copco, Cl B (A)	52,467	1,002
Boliden (A)	30,132	421
Electrolux, Ser B (A)	15,863	316
Elekta, Cl B (A)	100,816	4,617
Getinge, Cl B (A)	13,012	324
Hennes & Mauritz, Cl B (A)	8,226	296
Hexagon, Cl B (A)	20,568	354
Husqvarna, Cl B (A)	51,030	241
Industrivarden, Cl C (A)	36,734	474
Investor, Cl B (A)	10,788	206
Kinnevik Investment, Cl B (A)	4,560	92
Lundin Petroleum *(A)	44,042	826
Millicom International Cellular (A)	3,322	314
Nordea Bank (A)	303,188	2,619
Sandvik (A)	353,423	4,542
Scania, Cl B (A)	7,315	126
Securitas, Cl B (A)	18,694	146
Skandinaviska Enskilda Banken, Cl A (A)	659,732	4,294
Skanska, Cl B (A)	25,979	399
Svenska Cellulosa, Cl B (A)	21,060	317

SEI Institutional International Trust / Quarterly Report / June 30, 2012	6

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Svenska Handelsbanken, Cl A (A)	11,122	$366
Swedbank, Cl A (A)	75,866	1,198
Swedish Match (A)	23,971	968
Tele2, Cl B (A)	238	4
Telefonaktiebolaget LM Ericsson (B)	142,514	1,301
Telefonaktiebolaget LM Ericsson, Cl B (A)	799,138	7,328
Volvo, Cl B (A)	17,721	203

		35,215

Switzerland — 8.1%
ABB (A)	1,335	22
Aryzta (A)	923	46
Basler Kantonalbank	283	33
Compagnie Financiere Richemont (A)	42,408	2,335
Credit Suisse Group (A)	96,498	1,770
Forbo Holding (A)	67	38
Geberit (A)	342	68
Georg Fischer (A)	1,400	485
Givaudan (A)	14,023	13,802
Glencore International (A)(B)	7,531	35
Helvetia Holding (A)	415	126
Julius Baer Group (A)	150,656	5,477
Kuehne & Nagel International (A)	922	98
Lindt & Spruengli (A)	1	37
Lindt & Spruengli Participating Certificate (A)	48	149
Nestle (A)	337,630	20,205
Novartis (A)	346,645	19,436
OC Oerlikon (A)	157,324	1,311
Partners Group Holding (A)	11,164	1,991
Roche Holding (A)	178,157	30,860
Schindler Holding PC (A)	634	71
Schweiter Technologies (A)	76	38
SGS (A)	4,687	8,813
Sika (A)	2,302	4,458
Sonova Holding (A)	2,225	216
Sulzer (A)	56,389	6,704
Swatch Group (A)	1,363	540
Swiss Life Holding (A)	7,038	665
Swiss Prime Site (A)	958	80
Swiss Re (A)	8,741	553
Swisscom (A)	317	128
Syngenta (A)	2,971	1,020
UBS	199,419	2,335
UBS Foreign (A)	371,460	4,359
Zurich Insurance Group (A)	43,924	9,960

		138,264

Taiwan — 0.1%
United Microelectronics ADR (B)	691,541	1,501

Thailand — 0.1%
Advanced Info Service (A)	39,500	231
Total Access Communication (A)	406,200	953

		1,184

United Kingdom — 19.0%
Aberdeen Asset Management (A)	57,594	235
Acergy (A)	220,775	4,372
Aggreko (A)	33,459	1,090
AMEC (A)(B)	432,088	6,822
Amlin (A)(B)	974,112	5,416

Description	Shares	Market Value ($ Thousands)

Anglo American (A)	1,250	$41
Antofagasta (A)(B)	3,809	65
ARM Holdings (A)(B)	56,235	446
Associated British Foods (A)	41,244	831
AstraZeneca (A)	237,650	10,636
Aviva (A)	1,114,484	4,779
Babcock International Group (A)	63,003	845
BAE Systems (A)(B)	1,025,521	4,656
Balfour Beatty (A)(B)	1,152,050	5,395
Barclays (A)	1,618,120	4,141
BG Group (A)	507,872	10,412
BHP Billiton (A)	308,714	8,787
BP (A)	1,511,306	10,108
BP ADR	54,757	2,220
British American Tobacco (A)	264,063	13,445
British Sky Broadcasting Group (A)	55,847	610
BT Group, Cl A (A)	1,404,157	4,660
Bunzl (A)	377,086	6,172
Burberry Group (A)	24,976	521
Cairn Energy (A)	586,044	2,444
Capita (A)(B)	448,885	4,619
Carnival (A)	1,489	51
Centrica (A)	1,248,212	6,250
Compass Group (A)(B)	71,649	753
Cranswick (A)	1,926	25
Croda International (A)	6,164	219
Davis Service Group (A)	44,500	349
Debenhams (A)(B)	78,364	107
Diageo (A)	279,156	7,206
EnQuest *(A)	80,776	137
Eurasian Natural Resources (A)	442,608	2,893
Fresnillo (A)	11,115	255
G4S (A)	163,525	716
Gem Diamonds *(A)	10,479	32
GKN (A)	30,582	87
GlaxoSmithKline (A)	556,514	12,659
Home Retail Group (A)(B)	4,083,625	5,432
HSBC Holdings (A)(B)	1,758,167	15,532
ICAP (A)(B)	608,500	3,226
IMI (A)	6,459	85
Imperial Tobacco Group (A)	137,402	5,302
Informa (A)(B)	722,603	4,318
InterContinental Hotels Group (A)	49,310	1,189
International Power	57,274	375
Intertek Group (A)(B)	24,385	1,023
ITV (A)	936,436	1,128
Johnson Matthey (A)	32,194	1,118
Kazakhmys (A)	114,376	1,299
Kingfisher (A)	1,325,559	5,988
Land Securities Group (A)(C)	6,906	80
Legal & General Group (A)(B)	492,213	986
Lloyds Banking Group *(A)	2,639,117	1,291
London Stock Exchange Group (A)	12,237	193
Marks & Spencer Group (A)	8,958	46
Meggitt (A)(B)	57,097	346
Michael Page International (A)(B)	481,352	2,825
Micro Focus International (A)	14,958	125
Mondi (A)(B)	49,096	421
National Grid (A)	19,973	212
Next (A)	19,152	963
Old Mutual (A)	254,218	605
Pearson (A)	58,791	1,168

7	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Petrofac (A)	344,938	$7,540
Polyus Gold International *	493,318	1,547
Premier Oil *(A)	782,626	4,164
Prudential (A)	599,284	6,959
QinetiQ Group (A)(B)	261,900	647
Reed Elsevier (A)(B)	567,815	4,558
Rexam (A)	794,440	5,251
Rio Tinto (A)	139,747	6,651
Rio Tinto ADR (B)	71,000	3,395
Rolls-Royce Holdings (A)(B)	543,632	7,338
Royal Bank of Scotland Group *(A)	40,235	136
SABMiller (A)	32,493	1,306
Sage Group (A)	1,068,233	4,656
Severn Trent (A)	33,837	878
Shire (A)	271,920	7,835
SSE (A)	11,570	253
Standard Chartered (A)	11,603	252
Standard Life (A)	97,023	356
Tate & Lyle (A)	71,581	728
Tesco (A)	3,248,077	15,808
TUI Travel (A)(B)	54,522	145
Tullow Oil (A)	237,661	5,501
Unilever (A)(B)	6,181	208
United Utilities Group (A)	595,171	6,314
Veripos *	22,078	60
Vodafone Group (A)	7,416,677	20,877
Weir Group (A)	27,548	663
Whitbread (A)	5,334	170
William Hill (A)	209,849	932
Willis Group Holdings	139,700	5,098
WM Morrison Supermarkets (A)	73,579	307
Wolseley (A)(B)	40,550	1,514
WPP (A)	96,557	1,174

		324,004

United States — 0.6%
American International Group *	8,142	261
Apple	4,863	2,840
Arctic Cat *	2,755	101
Calamos Asset Management, Cl A	12,204	140
Cambrex *	14,189	133
Discover Financial Services	7,259	251
Francescas Holdings *	526	14
Georgia Gulf	8,911	229
Johnson & Johnson	1	—
Magnachip Semiconductor *	7,654	73
Marcus	6,186	85
Movado Group	4,619	115
Myers Industries	6,159	106
Newmont Mining	94,700	4,594
PDL BioPharma	43,451	288
Philip Morris International	5,314	464
Standex International	1,518	65

		9,759

Total Common Stock (Cost $1,711,020) ($ Thousands)		1,619,197

PREFERRED STOCK — 0.2%

Germany — 0.2%
Bayerische Motoren Werke (A)	3,524	174
Draegerwerk (A)	2,624	260
Henkel (A)	23,718	1,580
Porsche (A)(B)	1,015	51

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

ProSiebenSat.1 Media (A)(B)	19,605	$441
Volkswagen (A)	8,489	1,349

Total Preferred Stock (Cost $3,902) ($ Thousands)		3,855

U.S. TREASURY OBLIGATIONS (E) — 0.1%
U.S. Treasury Bills
0.071%, 11/15/12	$270	270
0.052%, 09/20/12	1,838	1,838
0.040%, 08/23/12	152	152

Total U.S. Treasury Obligations (Cost $2,260) ($ Thousands)		2,260

	Number Of Rights
RIGHTS — 0.0%

Spain — 0.0%
Repsol YPF, Expires 07/06/12 *(B)	59	41

Total Rights (Cost $0) ($ Thousands)		41

AFFILIATED PARTNERSHIP — 7.0%

United States — 7.0%
SEI Liquidity Fund, L.P.
0.150% †**(F)	120,737,535	118,637

Total Affiliated Partnership (Cost $120,737) ($ Thousands)		118,637

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080% †**	35,916,754	35,917

Total Cash Equivalent (Cost $35,917) ($ Thousands)		35,917

Total Investments — 104.5% (Cost $1,873,836) ($ Thousands) §		$1,779,907

A list of the open futures contracts held by the Fund at June 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	470	Sep-2012	$708
FTSE 100 Index	132	Sep-2012	212
Hang Seng Index	14	Jul-2012	47
SPI 200 Index	36	Sep-2012	31
Topix Index	94	Sep-2012	654

			$1,652

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
7/26/12	EUR	5,881	USD	7,772	$308

SEI Institutional International Trust / Quarterly Report / June 30, 2012	8

Schedule of Investments (Unaudited)

International Equity Fund

June 30, 2012

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	(7,464)	7,772	$308

For the period ended June 30, 2012, the total amount of all open forward currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,703,401 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2012 was $1,444,093 ($ Thousands) and represented 84.8% of Net Assets.

(B)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $120,403 ($ Thousands).

(C)	Real Estate Investment Trust.

(D)	Securities considered illiquid. The total market value of such securities as of June 30, 2012 was $354 ($ Thousands) and represented 0.0% of Net Assets.

(E)	The rate reported is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $118,637 ($ Thousands).

§	At June 30, 2012, the tax basis cost of the Fund’s investments was $1,873,836 ($ Thousands), and the unrealized appreciation and depreciation were $103,138 ($ Thousands) and ($197,067) ($ Thousands) respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

L.P. — Limited Partnership

Ser — Series

SPI — Share Price Index

USD — US Dollar

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$178,959	$1,439,884	$354	$1,619,197
Preferred Stock	—	3,855	—	3,855
Rights	41	—	—	41
U.S. Treasury Obligations	—	2,260	—	2,260
Affiliated Partnership	—	118,637	—	118,637
Cash Equivalent	35,917	—	—	35,917

Total Investments in Securities	$214,915	$1,564,638	$354	$1,779,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,652	$—	$—	$1,652
Forwards Contracts*	—	308	—	308

Total Other Financial Instruments	$1,652	$308	$—	$1,960

*	Futures and forwards contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

Investments in Common Stock
Beginning balance as of October 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	354
Transfer out of Level 3	—

Ending balance as of June 30, 2012	$354

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$1

For the period ended June 30, 2012, there was a transfer between Level 2 and Level 3 assets and liabilities for certain securities. The transfer was due to a change in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.3%

Argentina — 0.3%
Tenaris ADR (A)	45,281	$1,584
YPF ADR	50,800	627

		2,211

Brazil — 8.9%
All America Latina Logistica	165,664	696
B2W Cia Global Do Varejo *	47,600	142
Banco Bradesco (A)	292,003	4,342
Banco Bradesco ADR	8,415	125
Banco do Brasil	108,780	1,048
Banco Santander Brasil ADR	364,815	2,827
BM&FBovespa	619,029	3,107
BR Malls Participacoes	126,300	1,424
Brasil Insurance Participacoes e Administracao	209,800	1,855
Braskem ADR (A)	62,210	828
BRF-Brasil Foods ADR (A)	93,620	1,422
Centrais Eletricas Brasileiras	142,980	1,005
Cia Hering	134,925	2,550
Cyrela Brazil Realty Empreendimentos e Participacoes	266,667	1,955
Duratex	2,500	13
EDP-Energias do Brasil	93,200	600
Embraer	49,643	1,317
Even Construtora e Incorporadora	219,339	739
Fibria Celulose *	41,000	304
Fibria Celulose ADR *(A)	290,795	2,178
Gerdau ADR (A)	541,846	4,747
Gol Linhas Aereas Inteligentes ADR *(A)	138,345	610
Grendene	1,380	7
Helbor Empreendimentos	101,565	437
Hypermarcas *	240,660	1,411
Iochpe-Maxion	45,869	524
JBS *	208,200	622
Kroton Educacional *	107,453	1,534
Localiza Rent a Car	62,212	931
M Dias Branco	73,421	2,144
Magnesita Refratarios	158,400	502
MRV Engenharia e Participacoes	586,932	2,690
Obrascon Huarte Lain Brasil	26,045	228
Oi	127,655	601
Oi ADR (A)	76,658	808
Petroleo Brasileiro	456,747	7,810
Porto Seguro	101,170	858
Qualicorp *	160,600	1,384
Restoque Comercio e Confeccoes de Roupas	130,500	661
Santos Brasil Participacoes	68,920	1,019
Sao Martinho	7,192	72
Sul America	161,351	1,254
Telefonica Brasil ADR (A)	58,202	1,440
Tim Participacoes	51,687	1,419
Totvs	208,892	4,005
Vale	58,092	1,150
Vale, Cl B	335,315	6,656

		74,001

Canada — 1.0%
Africa Oil *	77,063	593

Description	Shares	Market Value ($ Thousands)

Alamos Gold	95,100	$1,483
First Majestic Silver *	50,600	730
Gran Tierra Energy *	138,932	682
Pacific Rubiales Energy	138,779	2,935
Yamana Gold	115,487	1,778

		8,201

Chile — 0.5%
Banco Santander Chile ADR	8,802	682
Cia Cervecerias Unidas ADR	4,804	300
Enersis	41,427	775
Latam Airlines Group ADR (A)	29,103	760
Sociedad Quimica y Minera de Chile ADR (A)	25,194	1,402

		3,919

China — 11.6%
AAC Technologies Holdings (A)(B)	1,336,680	3,890
Agricultural Bank of China (A)(B)	9,207,432	3,730
Asia Cement China Holdings (B)	300,500	135
Baidu *	27,100	3,116
Bank of China (B)	9,408,989	3,615
Bank of Communications (A)(B)	2,975,347	2,020
Beijing Capital International Airport (B)	1,332,000	814
BYD Electronic International (B)	2,340,000	473
China BlueChemical (B)	564,620	323
China Coal Energy (B)	1,372,000	1,139
China Communications Services (B)	466,000	232
China Construction Bank (B)	10,949,634	7,566
China Dongxiang Group (B)	4,434,000	404
China Liansu Group Holdings (A)(B)	2,191,700	957
China Life Insurance (A)(B)	602,000	1,586
China Merchants Bank (B)	1,304,931	2,475
China National Materials (A)(B)	7,816,438	2,441
China Petroleum & Chemical (B)	2,324,646	2,078
China Petroleum & Chemical ADR (A)	10,300	919
China Railway Construction (A)(B)	356,500	299
China Railway Group (B)	1,655,000	699
China Shenhua Energy (B)	287,503	1,017
China Telecom (B)	3,100,000	1,361
China Vanke, Cl B (B)	1,322,800	1,744
China Zhongwang Holdings (B)	483,005	186
Chongqing Rural Commercial Bank (B)	2,226,612	909
Daphne International Holdings (B)	2,554,000	2,606
Dongfeng Motor Group (B)	914,120	1,429
First Tractor (A)(B)	2,763,900	2,240
Foxconn International Holdings *(A)(B)	3,333,000	1,218
Giant Interactive Group ADR (A)	168,628	814
Golden Eagle Retail Group (A)(B)	450,500	923
Great Wall Motor (A)(B)	693,679	1,399
Guangzhou Automobile Group (A)(B)	1,322,415	1,112
Harbin Electric (A)(B)	536,682	437
Hidili Industry International Development (A)(B)	3,895,366	1,092
Huaneng Power International (A)(B)	3,746,800	2,833
Industrial & Commercial Bank of China (B)	13,698,912	7,680
Inner Mongolia Yitai Coal, Cl B (B)	41,922	238

1	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Lianhua Supermarket Holdings (A)(B)	1,014,000	$974
NetEase ADR *	25,479	1,499
PetroChina (B)	2,700,119	3,495
PetroChina ADR (A)	27,862	3,598
PICC Property & Casualty (B)	1,234,000	1,404
Ping An Insurance Group (B)	345,500	2,794
Prince Frog International Holdings (A)(B)	4,925,600	1,776
SINA *	24,000	1,243
Sinotrans (B)	3,405,000	558
Soho China (A)(B)	1,148,028	881
Sohu.com *(A)	41,800	1,866
Tencent Holdings (B)	86,900	2,567
Tingyi Cayman Islands Holding (B)	548,000	1,412
Travelsky Technology (B)	362,880	189
Tsingtao Brewery (A)(B)	256,000	1,463
Weiqiao Textile (A)(B)	892,900	333
Zhejiang Expressway (B)	1,012,000	672
Zoomlion Heavy Industry Science and Technology (A)(B)	1,657,260	2,132

		97,005

Colombia — 0.9%
Almacenes Exito	42,561	704
Bancolombia, Cl R (A)	63,000	3,896
Ecopetrol	189,099	528
Ecopetrol ADR (A)	35,500	1,981

		7,109

Cyprus — 0.4%
Eurasia Drilling GDR (B)(C)	140,201	3,590

Czech Republic — 0.2%
CEZ	17,261	598
Komercni Banka (A)(B)	6,900	1,206

		1,804

Denmark — 0.2%
Carlsberg, Cl B (B)	19,447	1,539

Egypt — 0.1%
Commercial International Bank Egypt (B)	200,196	870
Orascom Telecom Media And Technology Holding SAE GDR *	157,743	189

		1,059

Guernsey — 0.0%
Etalon Group GDR *(C)(D)	56,800	310

Hong Kong — 6.3%
Chaoda Modern Agriculture *(D)	2,056,181	292
China High Precision Automation Group	1,385,624	480
China Mengniu Dairy (A)(B)	1,003,815	2,658
China Mobile (B)	1,009,434	11,083
China Mobile ADR (A)	59,940	3,277
China Power International Development (A)(B)	2,184,200	576
China Resources Gas Group (B)	1,451,576	2,514
China State Construction International Holdings (B)	3,106,584	2,949
China Unicom Hong Kong ADR (A)	178,690	2,243

Description	Shares	Market Value ($ Thousands)

CNOOC (B)	1,610,336	$3,247
CNOOC ADR (A)	9,710	1,954
Cosco International Holdings (B)	208,805	81
COSCO Pacific (A)(B)	572,000	785
Dah Chong Hong Holdings (B)	1,158,200	1,042
Global Bio-Chemical Technology Group (B)	3,309,300	480
Haier Electronics Group *(B)	1,797,100	2,170
Hengdeli Holdings (B)	6,072,000	1,940
KWG Property Holding (A)(B)	3,561,467	2,278
Lenovo Group (B)	1,494,552	1,275
Minth Group (A)(B)	460,000	499
NWS Holdings (B)	489,224	716
Shanghai Industrial Holdings (B)	301,000	799
Sino Biopharmaceutical (B)	3,372,000	1,223
SJM Holdings (B)	777,405	1,457
Skyworth Digital Holdings (A)(B)	284,000	127
TPV Technology (B)	407,890	83
Vinda International Holdings (B)	3,411,276	5,095
Xinyi Glass Holdings (B)	2,384,944	1,286
Yuexiu Real Estate Investment (B)(E)	266,538	129

		52,738

Hungary — 0.1%
EGIS Pharmaceuticals (B)	1,778	116
OTP Bank (A)(B)	14,249	227
Richter Gedeon (A)(B)	2,078	344

		687

India — 5.9%
Allahabad Bank (B)	70,482	191
Andhra Bank (B)	301,902	643
Asian Paints (B)	24,825	1,733
Bajaj Holdings and Investment (B)	12,648	177
Ballarpur Industries (B)	1,311,301	489
Bank of Baroda (B)	47,330	625
Bank of India (B)	86,830	542
Cairn India *(B)	688,063	3,822
Chambal Fertilizers & Chemicals (B)	428,234	562
Corporation Bank (B)	14,494	109
Cummins India (B)	120,380	973
Divi’s Laboratories (B)	91,478	1,686
Glenmark Pharmaceuticals (B)	221,841	1,450
Godrej Consumer Products (B)	117,570	1,220
Grasim Industries (B)	9,734	462
Havells India (B)	123,127	1,295
HCL Technologies (B)	120,252	1,033
HDFC Bank ADR (A)	37,700	1,229
Hexaware Technologies (B)	162,156	375
Hindustan Petroleum	74,330	446
ICICI Bank (B)	11,440	186
ICICI Bank ADR	157,474	5,104
India Cements (B)	449,210	706
Indiabulls Financial Services (B)	218,840	906
Indian Bank (B)	146,669	465
Jubilant Life Sciences (B)	169,946	543
Mahindra & Mahindra GDR	101,583	1,287
McLeod Russel India (B)	20,755	111
NMDC (B)	170,580	573
Oil & Natural Gas (B)	162,136	832
Oil India (B)	19,676	176
Oriental Bank of Commerce (B)	173,340	793
Patni Computer Systems *	48,496	452
Reliance Industries (B)	193,460	2,576

SEI Institutional International Trust / Quarterly Report / June 30, 2012	2

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Reliance Industries GDR (B)(C)	123,852	$3,297
Rolta India (B)	365,340	530
Rural Electrification (B)	644,615	2,227
Shriram Transport Finance (B)	166,698	1,590
State Bank of India (B)	65,094	2,539
State Bank of India GDR (C)	8,510	658
Steel Authority of India (B)	271,080	444
Sterlite Industries India (B)	304,470	569
Sterlite Industries India ADR (A)	45,590	346
Syndicate Bank (B)	219,373	424
Tata Chemicals (B)	100,421	562
UCO Bank (B)	227,884	327
United Phosphorus (B)	76,264	173
Yes Bank (B)	231,420	1,417

		48,875

Indonesia — 2.1%
AKR Corporindo (B)	2,676,422	1,001
Aneka Tambang (B)	3,608,894	519
Astra Agro Lestari (B)	331,399	716
Bank Bukopin (B)	3,373,948	229
Bank Mandiri (B)	1,493,200	1,159
Bank Negara Indonesia Persero (B)	1,231,500	506
Bank Rakyat Indonesia Persero (B)	6,511,015	4,459
Charoen Pokphand Indonesia (B)	842,489	311
Indo Tambangraya Megah (B)	99,500	385
Indofood CBP Sukses Makmur *(B)	347,434	215
Indosat (B)	1,341,000	624
Japfa Comfeed Indonesia (B)	527,131	279
Medco Energi Internasional (B)	1,716,000	331
Perusahaan Perkebunan London Sumatra Indonesia (B)	3,083,411	885
Sampoerna Agro (B)	282,000	90
Semen Gresik Persero (B)	1,173,700	1,425
Tambang Batubara Bukit Asam (B)	530,500	836
Telekomunikasi Indonesia (B)	714,664	624
United Tractors (B)	1,153,071	2,653
XL Axiata (B)	971,000	641

		17,888

Ireland — 0.1%
Kenmare Resources *(B)	1,618,011	1,004

Israel — 0.4%
Israel Chemicals (B)	268,657	2,975

Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan GDR *	218,990	1,088
Zhaikmunai L.P. GDR *(B)	117,326	999

		2,087

Macau — 0.3%
Sands China (A)(B)	893,900	2,876

Malaysia — 2.1%
Affin Holdings (B)	96,100	101
Axiata Group (B)	1,419,436	2,457
Berjaya Sports Toto (B)	237,904	323
British American Tobacco Malaysia (B)	34,351	608
Digi.Com (B)	568,960	764
DRB-Hicom (B)	967,872	775

Description	Shares	Market Value ($ Thousands)

Gamuda (B)	1,365,783	$1,517
Genting Malaysia (B)	710,156	811
Hong Leong Financial Group (B)	84,800	329
IOI (B)	100,415	165
KLCC Property Holdings (B)	106,600	156
Kuala Lumpur Kepong (B)	45,800	333
Kulim Malaysia (B)	273,500	407
Lafarge Malayan Cement (B)	51,587	119
Malayan Banking (B)	185,688	511
Malaysia Building Society (B)	639,173	462
Media Prima (B)	151,347	106
Parkson Holdings (B)	336,718	488
Pharmaniaga	1,277	—
Public Bank (B)	406,200	1,765
Telekom Malaysia (B)	281,476	503
Tenaga Nasional (B)	136,425	291
Top Glove (B)	1,133,328	1,864
Tradewinds Malaysia (B)	35,682	101
UEM Land Holdings *(B)	1,918,100	1,270
UMW Holdings (B)	487,644	1,411

		17,637

Mexico — 5.0%
Alfa, Cl A	169,752	2,696
America Movil, Ser L	1,725,929	5,152
Cemex ADR *	301,658	2,030
Consorcio ARA *	781,500	260
Desarrolladora Homex ADR *(A)	141,371	2,177
Empresas ICA ADR *	86,480	601
Fomento Economico Mexicano	29,055	2,593
Genomma Lab Internacional, Cl B *(A)	2,773,301	5,443
GEO *	2,294,130	2,565
Gruma, Cl B *	249,086	612
Grupo Financiero Banorte, Cl O	915,030	4,699
Grupo Herdez	32,876	75
Grupo Mexico, Ser B	497,586	1,469
Grupo Modelo	429,396	3,774
Grupo Televisa ADR	205,366	4,411
Industrias, Cl B *	44,233	199
Kimberly-Clark de Mexico, Cl A	943,400	1,836
Wal-Mart de Mexico, Ser V	441,199	1,173

		41,765

Netherlands — 0.2%
VimpelCom ADR	119,560	969
Yandex, Cl A *	35,100	669

		1,638

Peru — 0.5%
BBVA Banco Continental	74,908	169
Cia de Minas Buenaventura ADR	30,700	1,166
Credicorp	20,400	2,568
Intercorp Financial Services	8,266	252

		4,155

Philippines — 1.0%
Alliance Global Group (B)	2,157,288	596
BDO Unibank (B)	1,189,553	1,798
Energy Development (B)	5,766,928	828
International Container Terminal Services (B)	1,263,044	2,217
Manila Electric (B)	25,780	156
Megaworld (B)	7,326,000	384

3	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Nickel Asia (B)	142,900	$102
Rizal Commercial Banking (B)	66,500	70
Security Bank (B)	70,270	239
SM Investments (B)	77,903	1,355
Universal Robina (B)	300,934	451

		8,196

Poland — 0.7%
Asseco Poland (B)	43,759	642
Bank Pekao (B)	9,370	427
Jastrzebska Spolka Weglowa *(A)(B)	11,100	334
KGHM Polska Miedz (B)	46,135	2,016
PGE (B)	192,356	1,124
Polish Oil & Gas (B)	122,020	152
Polski Koncern Naftowy Orlen (B)	123,141	1,385

		6,080

Russia — 7.1%
Alliance Oil *(A)(B)	157,214	1,437
Gazprom ADR	860,635	8,176
Gazprom Neft JSC ADR	11,637	267
Globaltrans Investment GDR (B)(C)	221,589	4,002
Lukoil (A)	133,728	7,499
Magnit GDR (A)(B)	103,259	3,121
Mail.ru Group *(B)	59,270	2,019
MMC Norilsk Nickel ADR (B)	46,965	780
Mobile Telesystems ADR (A)	153,691	2,644
NovaTek (B)	21,705	2,318
Pharmstandard GDR *	36,310	517
Rosneft Oil GDR (B)	733,411	4,619
Rosneft Oil GDR (C)	25,634	161
Sberbank of Russia ADR (A)	695,169	7,522
Sberbank of Russia ADR (B)	357,512	3,772
Severstal GDR (B)	47,025	555
Surgutneftegas ADR	32,685	273
Surgutneftegas ADR (B)	5,770	48
Tatneft ADR (B)	9,018	304
TMK GDR (B)	172,855	2,083
Uralkali GDR (B)	48,743	1,877
VTB Bank GDR (B)	902,352	3,205
X5 Retail Group GDR *(B)	96,167	2,200

		59,399

Singapore — 0.2%
China Yuchai International	30,209	413
Golden Agri-Resources (SGD) (B)	2,814,000	1,503

		1,916

South Africa — 6.0%
ABSA Group (B)	45,736	792
African Bank Investments (B)	482,691	2,147
Anglo American Platinum (A)(B)	37,298	2,220
AngloGold Ashanti (B)	21,998	751
ArcelorMittal South Africa (B)	145,522	935
AVI (B)	180,472	1,106
Barloworld (B)	309,743	3,069
Bidvest Group (B)	64,364	1,437
Coronation Fund Managers (B)	29,871	101
Exxaro Resources (B)	222,358	5,190
FirstRand (B)	315,725	1,021
Gold Fields (B)	89,580	1,139
Impala Platinum Holdings (B)	45,655	758
Imperial Holdings (B)	73,073	1,542
Investec (B)	27,418	161
JD Group (B)	153,600	810

Description	Shares	Market Value ($ Thousands)

Kumba Iron Ore (B)	20,022	$1,349
Liberty Holdings (B)	87,400	929
Life Healthcare Group Holdings (B)	559,038	2,131
Mondi (B)	76,006	649
MTN Group (B)	216,052	3,740
Murray & Roberts Holdings (B)	578,508	1,756
Naspers, Cl N (B)	28,154	1,503
Netcare (B)	214,447	420
RMB Holdings (B)	180,751	773
Sanlam (B)	266,337	1,169
Sappi (B)	40,682	137
Sasol (B)	35,112	1,480
Sasol ADR (A)	21,275	903
Shoprite Holdings (B)	103,820	1,916
Standard Bank Group (B)	437,280	5,925
Telkom (B)	148,400	346
Vodacom Group (A)(B)	138,275	1,574

		49,879

South Korea — 13.9%
BS Financial Group (B)	87,448	978
CrucialTec *(B)	748	5
Daelim Industrial (B)	17,933	1,433
Daesang (B)	24,441	379
Daishin Securities (B)	40,932	303
Daou Technology (B)	83,937	908
Daum Communications (B)	8,651	778
Doosan (B)	5,515	631
Gamevil *(B)	14,539	1,139
Grand Korea Leisure (B)	31,140	646
GS Home Shopping (B)	3,939	333
Halla Climate Control (B)	20,603	440
Hankook Tire (B)	34,400	1,372
Hite Jinro (B)	54,259	1,027
Hyundai Development (B)	36,980	791
Hyundai Mobis (B)	8,750	2,121
Hyundai Motor (B)	26,657	5,473
Hyundai Wia (B)	11,716	1,750
Industrial Bank of Korea (B)	55,200	622
KB Financial Group (B)	57,694	1,885
KB Financial Group ADR (A)	84,265	2,755
KCC (B)	12,080	2,961
Kia Motors (B)	58,071	3,827
Korea Electric Power *(B)	77,030	1,736
Korea Electric Power ADR	31,820	356
Korea Exchange Bank (B)	185,680	1,330
Korea Zinc (B)	9,252	3,147
KT (B)	13,830	367
KT ADR (A)	185,420	2,444
KT&G	41,651	2,953
LG Chem (B)	10,449	2,705
LG Display ADR (A)	90,640	857
LG Electronics (B)	36,800	1,983
LG Philips LCD (B)	15,560	294
Lotte Chilsung Beverage (B)	1,623	2,082
Lotte Confectionery (B)	1,234	1,687
Mando (B)	18,449	2,754
Mirae Asset Securities (B)	31,220	856
NHN (B)	5,967	1,309
Nong Shim (B)	6,922	1,251
POSCO (B)	3,851	1,233
POSCO ADR (A)	1,620	130
Samsung Electronics (B)	27,868	29,512

SEI Institutional International Trust / Quarterly Report / June 30, 2012	4

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

Samsung Fire & Marine Insurance (B)	6,211	$1,232
Samsung Heavy Industries (B)	28,785	953
Samsung Life Insurance (B)	29,499	2,411
Samsung SDI (B)	8,617	1,154
Shinhan Financial Group (B)	112,904	3,958
Shinsegae (B)	6,114	1,127
Silicon Works (B)	79,474	2,036
SK Holdings (B)	14,402	1,692
SK Innovation (B)	6,563	804
SK Telecom (B)	11,061	1,210
SK Telecom ADR (A)	331,512	4,011
Sung Kwang Bend (B)	69,046	1,178
Taekwang Industrial (B)	109	80
Tong Yang Life Insurance (B)	25,948	243
Woongjin Coway (B)	57,050	1,781
Youngone (B)	4,540	126
Yuhan (B)	7,698	900

		116,439

Taiwan — 8.4%
Asustek Computer (B)	157,740	1,450
AU Optronics (B)	856,000	348
AU Optronics ADR (A)	144,290	580
Catcher Technology (B)	238,000	1,606
Chailease Holding (B)	236,000	345
Chicony Electronics (B)	146,317	272
China Steel Chemical (B)	168,800	772
Chinatrust Financial Holding (B)	743,310	429
Chunghwa Telecom (B)	481,056	1,514
Chunghwa Telecom ADR (A)	47,140	1,482
Compal Electronics (B)	526,000	487
CTCI (B)	187,000	350
Elan Microelectronics (B)	1,021,000	1,521
Epistar (B)	485,000	1,078
Evergreen Marine Taiwan (B)	2,572,708	1,400
Farglory Land Development (B)	353,857	630
Formosa Chemicals & Fibre (B)	170,321	451
Formosa Taffeta (B)	88,000	80
Highwealth Construction (B)	231,952	365
Hon Hai Precision Industry (B)	2,997,384	9,063
Huaku Development (B)	172,742	422
Lite-On Technology (B)	946,745	1,192
Merida Industry (B)	470,000	1,715
MStar Semiconductor (B)	245,000	1,653
Nan Ya Printed Circuit Board (B)	517,049	880
Novatek Microelectronics (B)	248,000	768
Pegatron (B)	992,738	1,310
Phison Electronics (B)	192,000	1,558
Pou Chen (B)	1,059,000	908
Powertech Technology (B)	411,500	804
President Chain Store (B)	125,652	670
Radiant Opto-Electronics (B)	629,920	3,201
Siliconware Precision Industries (B)	707,000	743
Siliconware Precision Industries ADR	9,590	50
Simplo Technology (B)	248,268	1,715
SinoPac Financial Holdings (B)	3,757,006	1,424
Synnex Technology International (B)	670,783	1,642
Taishin Financial Holding (B)	2,231,220	863
Taiwan Semiconductor Manufacturing (B)	1,719,027	4,706

Description	Shares	Market Value ($ Thousands)

Taiwan Semiconductor Manufacturing ADR (A)	432,109	$6,032
Tatung *(B)	1,036,428	223
Teco Electric and Machinery (B)	1,679,000	1,094
Transcend Information (B)	230,640	643
Tripod Technology (B)	1,121,802	3,189
TXC (B)	503,424	731
U-Ming Marine Transport (B)	394,000	630
Uni-President Enterprises (B)	976,000	1,573
United Microelectronics (B)	4,489,293	1,954
United Microelectronics ADR (A)	835,510	1,813
Yageo (B)	566,489	167
Young Fast Optoelectronics (B)	224,723	514
Yuanta Financial Holding (B)	2,103,399	964

		69,974

Thailand — 2.7%
Airports of Thailand (B)	844,300	1,601
Bangkok Bank (B)	297,200	1,808
Bangkok Bank Foreign (A)(B)	371,900	2,446
Bangkok Bank NVDR (A)(B)	363,071	2,209
Big C Supercenter (A)(B)	41,077	278
CP ALL (B)	606,982	683
CP Seven Eleven PCL (B)	831,722	936
Electricity Generating (B)	40,800	148
Kasikornbank (B)	31,000	163
Kasikornbank NVDR (B)	435,600	2,246
Kiatnakin Bank (B)	287,544	328
Krung Thai Bank (B)	2,938,600	1,503
Krung Thai Bank NVDR (B)	2,837,982	1,452
Land and Houses (B)	6,427,000	1,596
PTT (B)	188,939	1,935
PTT Exploration & Production (B)	341,439	1,820
Ratchaburi Electricity Generating Holding (B)	191,200	264
Siam Cement NVDR (B)	102,700	1,029
Siam Makro (B)	25,143	284
Thai Beverage (A)(B)	835,068	225

		22,954

Turkey — 2.0%
Anadolu Efes Biracilik Ve Malt Sanayii (B)	80,900	1,036
Arcelik (B)	64,613	327
Aselsan Elektronik Sanayi Ve Ticaret (B)	276,293	1,717
Asya Katilim Bankasi *(B)	421,730	423
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret (B)	158,566	166
Eregli Demir ve Celik Fabrikalari (B)	401,351	447
Ford Otomotiv Sanayi (B)	54,014	490
Koza Altin Isletmeleri (B)	55,998	1,082
Tekfen Holding (B)	89,570	328
Tofas Turk Otomobil Fabrikasi (B)	121,104	520
Tupras Turkiye Petrol Rafinerileri (B)	36,009	772
Turkcell Iletisim Hizmetleri *(B)	322,479	1,635
Turkcell Iletisim Hizmetleri ADR *	89,535	1,124
Turkiye Garanti Bankasi (B)	480,797	1,892
Turkiye Is Bankasi, Cl C (B)	544,224	1,449
Turkiye Sise ve Cam Fabrikalari (B)	937,850	1,538
Ulker Biskuvi Sanayi (B)	73,714	284
Yapi ve Kredi Bankasi (B)	636,198	1,309

5	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

		$16,539

United Arab Emirates — 0.2%
Dragon Oil (B)	220,093	1,877

United Kingdom — 1.3%
Afren *(B)	744,370	1,212
African Barrick Gold (B)	95,430	581
Anglo American ADR (A)	56,840	940
BG Group (B)	62,381	1,279
Hikma Pharmaceuticals (B)	103,686	1,062
JKX Oil & Gas (B)	118,340	187
Ophir Energy *(B)	58,640	533
Petrofac (B)	41,235	901
Petropavlovsk (B)	74,700	536
SABMiller *(B)	17,800	720
Tullow Oil (B)	121,510	2,812

		10,763

United States — 1.4%
Arcos Dorados Holdings, Cl A	35,361	523
Avon Products	212,100	3,438
Cognizant Technology Solutions, Cl A *	28,200	1,692
EPAM Systems *	32,977	560
NII Holdings *	80,708	826
Samsonite International (A)(B)	909,252	1,537
Yahoo! *	208,800	3,305

		11,881

Total Common Stock (Cost $800,351) ($ Thousands)		770,970

PREFERRED STOCK — 4.2%

Brazil — 4.2%
Banco do Estado do Rio Grande do Sul	202,456	1,424
Bradespar, Cl Preference	38,439	625
Centrais Eletricas Brasileiras ADR, Cl B	20,387	195
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference	4	—
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (A)	87,585	3,502
Cia de Bebidas das Americas (A)	96,492	3,699
Cia de Tecidos do Norte de Minas - Coteminas *	107,032	140
Cia Energetica de Minas Gerais	67,100	1,231
Cia Vale do Rio Doce ADR, Cl B	1,393	27
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B	47,532	596
Gerdau	16,500	144
Itau Unibanco Holding	276,879	3,854
Klabin	165,844	731
Marcopolo	361,600	1,594
Metalurgica Gerdau, Cl A	69,069	753
Petroleo Brasileiro ADR, Cl A (A)	335,367	6,084
Petroleo Brasileiro, Cl Preference	214,816	1,934
Randon Participacoes	216,447	965
Vale, Cl A	129,714	2,511
Vale ADR, Cl B (A)	239,699	4,677

Total Preferred Stock (Cost $38,331) ($ Thousands)		34,686

Description	Shares/Face Amount ($Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.5%

Hong Kong — 0.3%
iShares FTSE A50 China Index Fund	2,072,100	$2,698

United States — 0.2%
iShares MSCI Emerging Markets Index Fund	47,338	1,855

Total Exchange Traded Funds (Cost $4,852) ($ Thousands)		4,553

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/49 (F)	$8	—

Total Debenture Bond (Cost $0) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 10.3%

United States — 10.3%
SEI Liquidity Fund, L.P. 0.150% †**(G)	87,577,152	86,329

Total Affiliated Partnership (Cost $87,577) ($ Thousands)		86,329

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080% †**	5,098,509	5,099

Total Cash Equivalent (Cost $5,099) ($ Thousands)		5,099

Total Investments — 107.9% (Cost $936,210) ($ Thousands) §		$901,637

Percentages are based on a Net Assets of $835,685 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $87,076 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2012 was $530,719 ($ Thousands) and represented 63.5% of Net Assets.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	Securities considered illiquid. The total market value of such securities as of June 30, 2012 was $602 ($ Thousands) and represented 0.1% of Net Assets.

(E)	Real Estate Investment Trust.

(F)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2012.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $86,329 ($ Thousands).

§	At June 30, 2012, the tax basis cost of the Fund’s investments was $936,210 ($ Thousands), and the unrealized appreciation and depreciation were $68,961 ($ Thousands) and ($103,534) ($ Thousands) respectively.

SEI Institutional International Trust / Quarterly Report / June 30, 2012	6

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

June 30, 2012

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

FTSE — Financial Times and the London Stock Exchange

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

Ser — Series

SGD — Singapore Dollar

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$239,480	$530,719	$771	$770,970
Preferred Stock	34,686	—	—	34,686
Exchange Traded Funds	4,553	—	—	4,553
Debenture Bond	—	—	—	—
Affiliated Partnership	—	86,329	—	86,329
Cash Equivalent	5,099	—	—	5,099

Total Investments in Securities	$283,818	$617,048	$771	$901,637

Investments in Common Stock
Beginning balance as of October 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	771
Transfer out of Level 3	—

Ending balance as of June 30, 2012	$771

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$12

For the period ended June 30, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended June 30, 2012, there was a transfer between Level 2 and Level 3 assets and liabilities for certain securities. The transfer was due to a change in the availability of observable inputs used to determine fair value.

Amounts designated as “ — ” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 90.5%

Argentina — 2.4%
Capex
10.000%, 03/10/18 (A)		488	$293
City of Buenos Aires Argentina
9.950%, 03/01/17 (A)		1,754	1,201
Deutsche Bank, CLN (Cablevision) MTN
9.375%, 02/13/18 (A)(B)		1,732	1,299
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/22 (A)		606	215
IRSA
11.500%, 07/20/20 (A)		351	278
Province of Buenos Aires
9.625%, 04/18/28 (B)		595	292
9.625%, 04/18/28 (A)(B)		1,605	786
9.375%, 09/14/18 (B)		470	266
Province of Medoza
5.500%, 09/04/18 (B)		285	214
Province of Neuquen
8.656%, 10/18/14 (A)(B)		93	93
Republic of Argentina
8.750%, 06/02/17		730	628
8.280%, 12/31/33		814	533
8.280%, 12/31/33		819	518
7.820%, 12/31/33	EUR	1,423	957
7.820%, 12/31/33	EUR	225	152
7.820%, 12/31/33 (C)	EUR	9,035	6,019
7.000%, 10/03/15		4,293	3,158
7.000%, 04/17/17		1,415	933
5.830%, 12/31/33 (C)	ARS	6,111	1,595
4.191%, 12/15/35 (C)	EUR	17,552	2,005
2.500%, 03/31/19 (D)		1,800	581
1.180%, 12/31/38 (C)(D)		ARS2	—
0.467%, 08/03/12 (C)		11,685	1,444
0.044%, 12/15/35 (C)(E)		4,952	495
0.000%, 12/15/35 (C)	ARS	2	—
Transportadora Gas del Norte
7.500%, 12/31/12 (B)(F)		130	55
7.500%, 12/31/12 (A)(B)(F)		260	109
7.500%, 12/31/12 (B)(F)		420	176
6.500%, 12/31/12 (A)(B)(F)		30	13
6.500%, 12/31/12 (B)(F)		72	30
6.500%, 12/31/12 (B)(F)		81	34
WPE International Cooperatief
10.375%, 09/30/20 (A)		950	750

			25,122

Australia — 0.0%
Mirabela Nickel
8.750%, 04/15/18 (A)		203	139

Azerbaijan — 0.1%
State Oil of the Azerbaijan Republic
5.450%, 02/09/17		830	852

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Bahrain — 0.0%
Kingdom of Bahrain
5.500%, 03/31/20		350	$349

Barbados — 0.2%
Columbus International
11.500%, 11/20/14		500	533
11.500%, 11/20/14 (A)		1,600	1,704
Government of Barbados
7.000%, 08/04/22 (A)		300	303

			2,540

Belarus — 0.3%
Republic of Belarus
8.950%, 01/26/18		1,800	1,665
8.750%, 08/03/15		2,040	1,994

			3,659

Belize — 0.0%
Government of Belize
6.000%, 02/20/29 (B)		342	182

Bermuda — 0.1%
Bermuda Government International Bond
4.138%, 01/03/23 (A)(G)		820	825

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
0.000%, 12/11/17 (B)(C)	DEM	1,917	933

Brazil — 8.0%
Banco Cruzeiro do Sul
8.875%, 09/22/20		384	111
8.875%, 09/22/20 (A)		1,144	332
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		1,300	1,550
5.500%, 07/12/20 (A)		400	454
Barclays, CLN (Nota Do Tesouro Nacional)
10.000%, 01/01/17	BRL	14,800	7,518
10.000%, 01/01/21	BRL	8,700	4,329
BM&FBovespa
5.500%, 07/16/20		300	318
BR Malls International Finance
8.500%, 12/31/49 (A)		145	150
BR Properties
9.000%, 12/31/49 (A)		241	252
Braskem Finance
7.375%, 10/04/49		200	201
Brazil Notas do Tesouro Nacional, Ser B
10.674%, 08/15/20	BRL	4,440	5,241
Brazil Notas do Tesouro Nacional
10.000%, 01/01/17	BRL	12,850	6,515

1	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/14	BRL	1,144	$580
10.000%, 01/01/21	BRL	14,694	7,282
10.000%, 01/01/23	BRL	8,500	4,171
Citigroup Funding, CLN (Federal Republic of Brazil)
6.000%, 08/16/18		5,154	5,154
Deutsche Bank, CLN (Nota Do Tesouro Nacional)
10.000%, 01/06/21		2,500	2,591
Federal Republic of Brazil
11.000%, 08/17/40		150	193
10.250%, 01/10/28	BRL	290	179
10.125%, 05/15/27		3,447	5,886
8.875%, 04/15/24		630	973
8.500%, 01/05/24	BRL	4,500	2,467
8.250%, 01/20/34		2,710	4,255
7.125%, 01/20/37		3,621	5,223
5.875%, 01/15/19		810	978
5.625%, 01/07/41		1,050	1,288
4.875%, 01/22/21		800	925
Fibria Overseas Finance
7.500%, 05/04/20 (A)		2,258	2,337
6.750%, 03/03/21		1,000	998
General Shopping Finance
10.000%, 12/31/49 (A)		294	283
Globo Comunicacao e Participacoes
6.250%, 07/20/15 (D)		147	157
Hypermarcas
6.500%, 04/20/21 (A)		224	215
Itau Unibanco Holding
5.650%, 03/19/22 (A)		200	201
JBS Finance II
8.250%, 01/29/18		1,000	970
8.250%, 01/29/18 (A)		1,320	1,280
JPMorgan, CLN (Nota Do Tesouro Nacional)
10.000%, 01/01/23	BRL	1,800	883
6.000%, 05/15/15	BRL	2,550	2,902
Marfrig Holding Europe BV
8.375%, 05/09/18		1,700	1,326
Minerva Luxembourg
12.250%, 02/10/22 (A)		1,200	1,248
Minerva Overseas II
10.875%, 11/15/19		110	110
Odebrecht Drilling Norbe VIII/IX
6.350%, 06/30/21 (A)		25	26
6.350%, 06/30/21		323	339
OGX Austria GmbH
8.375%, 04/01/22 (A)		604	521
OGX Petroleo e Gas Participacoes
8.500%, 06/01/18 (A)		304	271
Oi
5.750%, 02/10/22 (A)		550	560
OSX 3 Leasing
9.250%, 03/20/15		200	200
Petrobras International Finance
5.375%, 01/27/21		20	22

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

QGOG Atlantic/Alaskan Rigs
5.250%, 07/30/18 (A)		468	$478
Schahin II Finance
5.875%, 09/25/22 (A)		590	591
Telemar Norte Leste
5.500%, 10/23/20 (A)		200	204
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19 (A)		490	533

			85,771

Chile — 0.8%
Banco del Estado de Chile
4.125%, 10/07/20		130	136
3.875%, 02/08/22 (A)		230	234
BancoEstado
4.125%, 10/07/20 (A)		600	628
Empresa Nacional del Petroleo
6.250%, 07/08/19		800	909
6.250%, 07/08/19 (A)		100	114
5.250%, 08/10/20 (A)		400	431
Inversiones Alsacia
8.000%, 08/18/18 (A)		966	929
Nacional del Cobre de Chile
7.500%, 01/15/19		400	507
6.150%, 10/24/36		1,530	1,915
3.875%, 11/03/21 (A)		950	999
3.750%, 11/04/20		110	115
3.750%, 11/04/20 (A)		700	730
Republic of Chile
3.250%, 09/14/21		380	403
Telefonica Moviles Chile
2.875%, 11/09/15		300	301

			8,351

China — 1.5%
Agile Property Holdings
8.875%, 04/28/17		400	392
Central China Real Estate
12.250%, 10/20/15		300	311
China Oriental Group
8.000%, 08/18/15 (A)		1,050	919
7.000%, 11/17/17		200	152
China Overseas Finance Cayman II
5.500%, 11/10/20		100	103
China Resources Gas Group
4.500%, 04/05/22 (A)		335	343
China Shanshui Cement Group
10.500%, 04/27/17 (A)		650	652
CITIC Bank International MTN
6.875%, 06/24/20		100	106
CNPC HK Overseas Capital
5.950%, 04/28/41		400	486
5.950%, 04/28/41 (A)		550	669
Country Garden Holdings
11.250%, 04/22/17		700	714
Evergrande Real Estate Group
13.000%, 01/27/15		700	660
13.000%, 01/27/15 (A)		600	565
9.250%, 01/19/16	CNY	5,000	642
7.500%, 01/19/14	CNY	3,000	423
Franshion Development
6.750%, 04/15/21 (A)		750	694

SEI Institutional International Trust / Quarterly Report / June 30, 2012	2

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Hidili Industry International Development
8.625%, 11/04/15		800	$644
Mega Advance Investments
5.000%, 05/12/21 (A)		406	431
Sinochem Overseas Capital
6.300%, 11/12/40		350	354
4.500%, 11/12/20		100	101
4.500%, 11/12/20 (A)		3,242	3,262
Sinopec Group Overseas Development 2012
4.875%, 05/17/42 (A)		900	954
3.900%, 05/17/22 (A)		1,480	1,543
Tencent Holdings
4.625%, 12/12/16		250	258
West China Cement
7.500%, 01/25/16 (A)		200	179

			15,557

Colombia — 4.3%
Bancolombia
5.950%, 06/03/21		100	107
5.950%, 06/03/21 (A)		398	425
Bogota Distrio Capital
9.750%, 07/26/28 (A)	COP	9,020,000	6,972
Citigroup Funding, CLN (Republic of Columbia) MTN
11.000%, 07/27/20	COP	10,590,000	7,420
Ecopetrol
7.625%, 07/23/19 (A)		500	630
Empresa de Energia de Bogota
6.125%, 11/10/21		300	317
Grupo Aval
5.250%, 02/01/17 (A)		200	209
Gruposura Finance
5.700%, 05/18/21 (A)		410	430
Republic of Colombia
11.750%, 02/25/20		2,222	3,555
10.375%, 01/28/33		330	585
9.850%, 06/28/27	COP	3,350,000	2,847
8.125%, 05/21/24		2,240	3,256
7.375%, 01/27/17		2,305	2,855
7.375%, 03/18/19		2,670	3,491
7.375%, 09/18/37		5,451	8,051
6.125%, 01/18/41		2,225	2,892
4.375%, 07/12/21		1,598	1,795
Transportadora de Gas Internacional ESP
5.700%, 03/20/22 (A)		350	364

			46,201

Croatia — 1.1%
Government of Croatia
6.750%, 11/05/19		2,783	2,793
6.625%, 07/14/20		150	149
6.625%, 07/14/20 (A)		2,068	2,056
6.375%, 03/24/21		1,200	1,173
6.375%, 03/24/21 (A)		2,711	2,653
6.250%, 04/27/17 (A)		1,732	1,727
Zagrebacki Holding
5.500%, 07/10/17	EUR	1,100	1,124

			11,675

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)	EUR	700	$906

Dominican Republic — 0.3%
Cap Cana
10.000%, 04/30/16 (F)		982	147
10.000%, 04/30/16 (F)		844	211
Dominican Republic
7.500%, 05/06/21		800	852
7.500%, 05/06/21 (A)		1,490	1,587

			2,797

Ecuador — 0.0%
Republic of Ecuador
9.375%, 12/15/15		550	554

Egypt — 0.2%
Government of Egypt
6.875%, 04/30/40		550	474
5.750%, 04/29/20		400	382
5.750%, 04/29/20 (A)		650	621
Nile Finance
5.250%, 08/05/15		650	614

			2,091

El Salvador — 0.5%
Republic of El Salvador
8.250%, 04/10/32		250	279
7.750%, 01/24/23		332	366
7.650%, 06/15/35		2,512	2,648
7.625%, 02/01/41 (A)		950	999
7.375%, 12/01/19		400	441
Telemovil Finance
8.000%, 10/01/17 (A)		500	513

			5,246

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/17		100	116

Georgia — 0.2%
JSC Georgian Railway
9.875%, 07/22/15		650	705
7.750%, 07/11/22 (A)(G)		700	699
Republic of Georgia
6.875%, 04/12/21 (A)		750	803

			2,207

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17		1,311	1,452
8.500%, 10/04/17 (A)		300	332

			1,784

Hong Kong — 0.4%
Bank of China Hong Kong
5.550%, 02/11/20 (A)		1,740	1,879
Hutchison Whampoa International
6.000%, 12/31/49 (C)		260	267
Hutchison Whampoa International 11
4.625%, 01/13/22 (A)		400	419

3	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/20		600	$632
PCCW-HKT Capital No. 4
4.250%, 02/24/16		301	311
Swire Pacific Financing MTN
4.500%, 02/28/22		250	256
Yancoal International Resources Development
5.730%, 05/16/22 (A)		281	278

			4,042

Hungary — 2.1%
Republic of Hungary
8.000%, 02/12/15	HUF	1,100,000	4,944
7.750%, 08/24/15	HUF	920,000	4,119
7.625%, 03/29/41		1,300	1,271
6.750%, 02/24/17	HUF	902,000	3,875
6.375%, 03/29/21		1,070	1,042
6.250%, 01/29/20		1,000	974
6.000%, 01/11/19	EUR	612	715
5.750%, 06/11/18	EUR	2,018	2,359
5.500%, 05/06/14	GBP	66	100
5.000%, 03/30/16	GBP	227	313
3.500%, 07/18/16	EUR	1,637	1,833

			21,545

India — 0.1%
ICICI Bank
5.750%, 11/16/20 (A)		128	126
Reliance Holdings USA
6.250%, 10/19/40		800	751
5.400%, 02/14/22 (A)		250	250
Vedanta Resources
9.500%, 07/18/18		280	281

			1,408

Indonesia — 5.7%
Adaro Indonesia MTN
7.625%, 10/22/19 (A)		455	482
Bakrie Telecom
11.500%, 05/07/15		484	283
Berau Capital Resources
12.500%, 07/08/15		954	1,049
Indosat Palapa
7.375%, 07/29/20 (A)		352	380
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/22	IDR	124,600,000	14,112
Majapahit Holding
8.000%, 08/07/19		270	324
8.000%, 08/07/19 (A)		500	600
7.875%, 06/29/37 (A)(B)		205	248
7.750%, 10/17/16		860	983
7.750%, 01/20/20		400	477
7.750%, 01/20/20 (A)		250	298
Pertamina Persero
6.500%, 05/27/41 (A)		380	399
6.000%, 05/03/42 (A)		1,325	1,312
5.250%, 05/23/21 (A)		500	520
4.875%, 05/03/22 (A)		220	221
Perusahaan Listrik Negara
5.500%, 11/22/21 (A)		650	679

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Republic of Indonesia
11.625%, 03/04/19		628	$926
11.625%, 03/04/19		1,786	2,634
11.625%, 03/04/19 (A)		1,825	2,692
11.000%, 10/15/14	IDR	5,200,000	625
10.375%, 05/04/14		450	514
8.500%, 10/12/35		3,050	4,468
8.500%, 10/12/35		400	586
8.250%, 06/15/32	IDR	46,300,000	5,643
7.750%, 01/17/38		5,547	7,627
7.500%, 01/15/16		1,150	1,328
7.000%, 05/15/22	IDR	17,800,000	2,016
6.875%, 01/17/18		2,110	2,495
6.750%, 03/10/14		370	396
6.625%, 02/17/37		110	136
6.625%, 02/17/37		300	370
6.250%, 04/15/17	IDR	16,000,000	1,768
5.875%, 03/13/20		130	150
5.875%, 03/13/20 (A)		1,054	1,215
4.875%, 05/05/21 (A)		1,700	1,853
Sable International Finance
8.750%, 02/01/20 (A)		200	214
Star Energy Geothermal Wayang Windu
11.500%, 02/12/15 (A)		400	433

			60,456

Iraq — 0.6%
Republic of Iraq
5.800%, 01/15/28		8,014	6,532
5.800%, 01/15/28 (A)		545	444

			6,976

Ivory Coast — 0.8%
Government of Ivory Coast
3.750%, 12/31/32 (F)		11,893	8,801

Jamaica — 0.2%
Digicel Group
10.500%, 04/15/18		160	167
9.125%, 01/15/15 (A)		222	224
8.875%, 01/15/15		300	303
8.875%, 01/15/15 (A)		1,050	1,061

			1,755

Jordan — 0.1%
Kingdom of Jordan
3.875%, 11/12/15		1,650	1,594

Kazakhstan — 2.8%
ATF Bank JSC
9.000%, 05/11/16		300	287
BTA Bank
10.750%, 07/01/18 (A)(F)		1,202	234
10.750%, 07/01/18(F)		3,634	709
0.000%, 07/01/20 (A)(C)		2,492	199
Development Bank of Kazakhstan
5.500%, 12/20/15 (A)		450	469
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/21 (A)		1,200	1,191

SEI Institutional International Trust / Quarterly Report / June 30, 2012	4

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Kazatomprom Natsionalnaya Atomnaya Kompaniya
6.250%, 05/20/15		450	$475
6.250%, 05/20/15 (A)		1,123	1,185
Kazkommertsbank
8.500%, 04/16/13		151	152
8.000%, 11/03/15		1,900	1,767
7.875%, 04/07/14		500	491
6.875%, 02/13/17	EUR	450	472
Kazkommertsbank Via Citigroup Global Markets
8.700%, 04/07/14 (C)(D)		1,300	1,105
KazMunayGas National
11.750%, 01/23/15		2,974	3,539
11.750%, 01/23/15 (A)		600	714
9.125%, 07/02/18		1,129	1,397
9.125%, 07/02/18 (A)		2,010	2,487
8.375%, 07/02/13		1,440	1,513
7.000%, 05/05/20		500	567
7.000%, 05/05/20 (A)		1,626	1,845
6.375%, 04/09/21		1,450	1,595
6.375%, 04/09/21 (A)		3,269	3,596
Republic of Kazakhstan
6.375%, 10/06/20 (A)	EUR	1,400	1,540
Tengizchevroil Finance
6.124%, 11/15/14		179	186
Zhaikmunai LLP
10.500%, 10/19/15		150	149
10.500%, 10/19/15 (A)		1,649	1,637

			29,501

Kuwait — 0.1%
Kuwait Projects MTN
9.375%, 07/15/20		200	222
8.875%, 10/17/16		500	556

			778

Latvia — 0.0%
Republic of Latvia
5.250%, 06/16/21 (A)		490	495

Lebanon — 0.6%
Republic of Lebanon MTN
9.000%, 03/20/17		100	115
8.250%, 04/12/21		800	926
6.600%, 11/27/26		940	945
6.375%, 03/09/20		1,700	1,747
6.100%, 10/04/22		1,900	1,900
5.150%, 11/12/18		320	316

			5,949

Lithuania — 1.7%
Republic of Lithuania
7.375%, 02/11/20		2,034	2,400
7.375%, 02/11/20 (A)		1,100	1,298
6.625%, 02/01/22		1,000	1,145
6.625%, 02/01/22 (A)		2,350	2,691
6.125%, 03/09/21		5,902	6,492
6.125%, 03/09/21 (A)		2,539	2,793
5.125%, 09/14/17 (A)		1,025	1,081

			17,900

Malaysia — 4.2%
Axiata SPV1 Labuan
5.375%, 04/28/20		590	641

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Malaysia Government Bond
4.392%, 04/15/26	MYR	2,900	$975
4.262%, 09/15/16	MYR	17,300	5,686
4.160%, 07/15/21	MYR	1,410	467
4.012%, 09/15/17	MYR	29,800	9,723
3.892%, 03/15/27	MYR	7,800	2,487
3.580%, 09/28/18	MYR	6,750	2,151
3.418%, 08/15/22	MYR	11,250	3,503
3.314%, 10/31/17	MYR	550	174
3.197%, 10/15/15	MYR	21,720	6,864
Petronas Capital
7.875%, 05/22/22		3,768	5,150
7.875%, 05/22/22 (A)		250	342
5.250%, 08/12/19		1,200	1,379
5.250%, 08/12/19 (A)		3,740	4,298
Wakala Global Sukuk
4.646%, 07/06/21 (A)		900	989

			44,829

Mexico — 9.1%
America Movil
2.375%, 09/08/16		600	616
Axtel
9.000%, 09/22/19		219	145
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/21 (A)		1,379	1,236
BBVA Bancomer
6.008%, 05/17/22 (C)		550	524
Cemex
9.250%, 05/12/20		400	337
9.000%, 01/11/18 (A)		466	416
Cemex Espana
9.250%, 05/12/20 (A)		1,300	1,094
Comision Federal de Electricidad
5.750%, 02/14/42 (A)		900	945
4.875%, 05/26/21 (A)		750	810
Desarrolladora Homex
9.750%, 03/25/20 (A)		700	735
Deutsche Bank, CLN (Urbi Desarrollos Urbanos)
10.571%, 12/22/12		240	251
GEO
9.250%, 06/30/20		306	318
8.875%, 03/27/22 (A)		200	206
Grupo Bimbo
4.500%, 01/25/22 (A)		200	213
Grupo Senda
10.500%, 10/03/15		3,665	3,720
Grupo Televisa
6.000%, 05/15/18		145	168
Mexican Bonos MTN
7.500%, 06/03/27	MXP	57,000	4,822
6.500%, 06/09/22	MXP	80,340	6,466
6.000%, 06/18/15	MXP	60,730	4,680
3.625%, 03/15/22		690	732
Mexican Bonos, Ser M
6.500%, 06/10/21	MXP	140,640	11,330
Mexican Bonos, Ser M20
8.500%, 05/31/29	MXP	31,600	2,873
7.750%, 05/29/31	MXP	67,100	5,613

5	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Mexican Bonos, Ser M30
10.000%, 11/20/36	MXP	49,900	$5,162
8.500%, 11/18/38	MXP	38,400	3,460
Mexican Udibonos
2.500%, 12/10/20	MXP	10,630	4,058
NII Capital
10.000%, 08/15/16		359	374
7.625%, 04/01/21		516	442
Oceanografia
11.250%, 07/15/15		1,079	653
Pemex Finance
9.150%, 11/15/18		1,595	2,030
Pemex Project Funding Master Trust
6.625%, 06/15/35		1,244	1,480
5.750%, 03/01/18		1,585	1,791
Petroleos Mexicanos
8.000%, 05/03/19		740	940
6.500%, 06/02/41		110	128
6.500%, 06/02/41 (A)		442	516
6.500%, 06/02/41 (A)		750	876
6.000%, 03/05/20		130	150
6.000%, 03/05/20 (A)		300	347
5.500%, 06/27/44 (A)		400	409
United Mexican States MTN
8.300%, 08/15/31		3,302	5,118
6.050%, 01/11/40		3,230	4,183
5.950%, 03/19/19		820	1,000
5.750%, 10/12/10		5,232	5,951
5.625%, 01/15/17		942	1,096
5.125%, 01/15/20		2,890	3,389
United Mexican States, Ser A MTN
8.000%, 09/24/22		1,785	2,517
6.750%, 09/27/34		1,420	1,938
Urbi Desarrollos Urbanos
9.750%, 02/03/22 (A)		400	422

			96,680

Mongolia — 0.1%
Development Bank of Mongolia
5.750%, 03/21/17		420	417
Mongolian Mining MTN
8.875%, 03/29/17 (A)		677	677

			1,094

Morocco — 0.2%
Kingdom of Morocco
4.500%, 10/05/20	EUR	1,500	1,804

Nigeria — 0.2%
Afren
11.500%, 02/01/16 (A)		877	934
10.250%, 04/08/19 (A)		300	309
Republic of Nigeria
6.750%, 01/28/21 (A)		750	808
UBS
7.396%, 08/29/10 (A)(B)(C)		750	444

			2,495

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13 (B)(F)		2,250	112

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Pakistan — 0.2%
Republic of Pakistan
7.125%, 03/31/16		910	$778
6.875%, 06/01/17		1,390	1,084

			1,862

Panama — 1.2%
Republic of Panama
9.375%, 01/16/23		560	791
9.375%, 04/01/29		2,012	3,290
8.875%, 09/30/27		1,680	2,604
8.125%, 04/28/34		1,954	2,706
7.250%, 03/15/15		770	880
7.125%, 01/29/26		200	270
6.700%, 01/26/36		1,960	2,646

			13,187

Peru — 1.7%
Banco de Credito del Peru
5.375%, 09/16/20 (A)		224	231
Inkia Energy
8.375%, 04/04/21 (A)		200	207
Interoceanica IV Finance
3.926%, 11/30/25 (A)(B)(H)		857	506
3.196%, 11/30/18 (A)(B)(H)		331	272
Peru Enhanced Pass-Through Finance
4.194%, 06/02/25 (A)(H)		1,000	620
3.288%, 05/31/18 (B)(H)		161	142
3.121%, 05/31/18 (A)(B)(H)		436	383
Republic of Peru
8.750%, 11/21/33		2,748	4,507
8.375%, 05/03/16		730	902
8.200%, 08/12/26	PEI	3,600	1,729
7.840%, 08/12/20	PEI	1,700	756
7.840%, 08/12/20	PEI	7,500	3,344
7.350%, 07/21/25		2,700	3,794
7.125%, 03/30/19		110	141
Southern Copper
6.750%, 04/16/40		186	197
Volcan Cia Minera
5.375%, 02/02/22 (A)		183	190

			17,921

Philippines — 2.8%
Development Bank of Philippines
5.500%, 03/25/21		760	801
National Power
9.625%, 05/15/28 (B)		1,100	1,534
Power Sector Assets & Liabilities Management
7.390%, 12/02/24		630	813
7.390%, 12/02/24 (A)		800	1,032
7.250%, 05/27/19 (A)		150	188

SEI Institutional International Trust / Quarterly Report / June 30, 2012	6

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Republic of Philippines
10.625%, 03/16/25		2,260	$3,735
9.500%, 02/02/30		3,949	6,402
8.375%, 06/17/19		740	997
7.750%, 01/14/31		5,084	7,232
7.500%, 09/25/24		670	889
6.375%, 10/23/34		1,220	1,562
6.250%, 01/14/36	PHP	23,000	591
5.500%, 03/30/26		1,250	1,478
4.950%, 01/15/21	PHP	19,000	470
4.000%, 01/15/21		2,356	2,536

			30,260

Poland — 4.3%
CEDC Finance International
8.875%, 12/01/16	EUR	250	200
Eileme 2
11.625%, 01/31/20 (A)		1,000	1,027
Polish Television Holding
11.000%, 11/15/14 (A)(D)	EUR	600	761
Republic of Poland
6.375%, 07/15/19		8,446	9,948
5.125%, 04/21/21		1,000	1,105
5.000%, 03/23/22		4,303	4,697
4.000%, 03/23/21	EUR	736	976
Republic of Poland, Ser 0114
4.530%, 01/25/14 (H)	PLN	26,370	7,363
Republic of Poland, Ser 0415
5.500%, 04/25/15	PLN	22,650	6,945
Republic of Poland, Ser 0922
5.750%, 09/23/22	PLN	14,500	4,532
Republic of Poland, Ser 1019
5.500%, 10/25/19	PLN	7,500	2,324
Republic of Poland, Ser 1021
5.750%, 10/25/21	PLN	12,850	4,018
Republic of Poland, Ser CPI
3.000%, 08/24/16	PLN	3,420	1,340
TVN Finance II
10.750%, 11/15/17	EUR	200	265
10.750%, 11/15/17 (A)	EUR	200	265

			45,766

Qatar — 1.3%
Qtel International Finance
7.875%, 06/10/19		2,240	2,789
6.500%, 06/10/14 (A)		200	218
5.000%, 10/19/25		270	288
5.000%, 10/19/25 (A)		200	214
4.750%, 02/16/21		250	266
4.750%, 02/16/21 (A)		457	487
State of Qatar
9.750%, 06/15/30		1,025	1,686
6.550%, 04/09/19		1,533	1,886
6.400%, 01/20/40		500	636
6.400%, 01/20/40 (A)		710	903
5.750%, 01/20/42 (A)		750	894
5.250%, 01/20/20		1,182	1,363
5.250%, 01/20/20 (A)		2,300	2,652

			14,282

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Romania — 0.2%
Government of Romania MTN
6.750%, 02/07/22		820	$855
6.750%, 02/07/22 (A)		1,200	1,251

			2,106

Russia — 6.6%
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/17 (A)		100	101
7.750%, 04/28/21 (A)		750	733
Alfa Invest MTN
9.250%, 06/24/13 (A)(B)		750	785
Alfa Issuance MTN
8.000%, 03/18/15		417	437
Bank of Moscow via BOM Capital
6.699%, 03/11/15		600	621
Credit Suisse, CLN (Russian Government Bond)
7.600%, 04/14/21	RUB	55,200	1,627
7.500%, 03/15/18	RUB	254,000	7,643
Evraz Group
9.500%, 04/24/18		500	537
6.750%, 04/27/18		1,000	951
6.750%, 04/27/18 (A)		250	238
Lukoil International Finance
6.656%, 06/07/22		500	548
Metalloinvest Finance
6.500%, 07/21/16		700	695
6.500%, 07/21/16 (A)		220	218
MTS International Funding
8.625%, 06/22/20 (A)		1,400	1,603
Novatek Finance
5.326%, 02/03/16		200	208
Novatek OAO via Novatek Finance
6.604%, 02/03/21 (A)		1,363	1,484
Russian Agricultural Bank Via RSHB Capital
7.750%, 05/29/18		650	736
Russian Foreign Bond-Eurobond
12.750%, 06/24/28		1,210	2,175
7.500%, 03/31/30 (D)		21,563	25,888
5.625%, 04/04/42 (A)		1,800	1,926
5.000%, 04/29/20		200	217
5.000%, 04/29/20 (A)		500	544
3.250%, 04/04/17 (A)		1,200	1,207
Sberbank of Russia Via SB Capital
6.125%, 02/07/22 (A)		300	312
6.125%, 02/07/22 (A)		550	573
SCF Capital
5.375%, 10/27/17 (A)		1,210	1,154
Severstal OAO Via Steel Capital
6.250%, 07/26/16		600	599
Severstal Via Steel Capital
6.700%, 10/25/17		400	404
Sinek Capital Via Edel Capital
7.700%, 08/03/15		500	503
Teorema Holding
11.000%, 10/27/09 (F)		3,400	340

7	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

TMK Capital
7.750%, 01/27/18		1,100	$1,045
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/16		740	735
Vimpel Communications Via VIP Finance Ireland
9.125%, 04/30/18		750	797
9.125%, 04/30/18 (A)(B)		600	637
7.748%, 02/02/21 (A)		1,150	1,111
VimpelCom Holdings
7.504%, 03/01/22 (A)		400	376
6.255%, 03/01/17		200	191
Vnesheconombank Via VEB Finance
6.902%, 07/09/20		3,150	3,408
6.902%, 07/09/20 (A)		1,035	1,120
6.800%, 11/22/25		450	471
6.800%, 11/22/25 (A)		900	941
6.025%, 07/05/22 (A)		750	748
5.450%, 11/22/17 (A)		700	724
VTB Bank Via VTB Capital
6.551%, 10/13/20 (A)		960	966
6.315%, 02/22/18		762	775
6.250%, 06/30/35		357	369
6.000%, 04/12/17 (A)		1,100	1,117

			70,538

Saudi arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15 (A)		1,200	1,260

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/21		250	275
8.750%, 05/13/21 (A)		1,210	1,331

			1,606

Serbia — 0.2%
Republic of Serbia
7.250%, 09/28/21		950	976
7.250%, 09/28/21 (A)		1,000	1,028

			2,004

Singapore — 0.2%
MMI International
8.000%, 03/01/17		250	257
PSA International MTN
3.875%, 02/11/21		100	105
Sea Product
4.743%, 05/14/10 (B)		1,451	1,277
Yanlord Land Group
9.500%, 05/04/17		200	183

			1,822

Slovak Republic — 0.1%
Slovakia Government International Bond
4.375%, 05/21/22 (A)		1,292	1,273

South Africa — 5.0%
African Bank MTN
8.125%, 02/24/17		400	413
Edcon Proprietary
4.126%, 06/15/14 (C)	EUR	1,300	1,499

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Eskom Holdings
5.750%, 01/26/21 (A)		1,250	$1,367
Gold Fields Orogen Holdings
4.875%, 10/07/20		524	499
Myriad International Holding
6.375%, 07/28/17		570	628
Republic of South Africa
10.500%, 12/21/26	ZAR	83,700	12,483
8.500%, 06/23/17		860	1,064
8.000%, 12/21/18	ZAR	65,800	8,510
7.250%, 01/15/20	ZAR	26,500	3,256
6.875%, 05/27/19		3,437	4,219
6.750%, 03/31/21	ZAR	84,000	9,919
6.250%, 03/08/41		379	480
5.875%, 05/30/22		1,550	1,846
5.500%, 03/09/20		3,951	4,554
4.665%, 01/17/24		1,500	1,624
Sappi Papier Holding
8.375%, 06/15/19 (A)(G)		300	300
Transnet MTN
4.500%, 02/10/16 (A)		280	292

			52,953

South Korea — 0.1%
Export-Import Bank of Korea
4.375%, 09/15/21		570	604
Korea Electric Power
3.000%, 10/05/15 (A)		100	102
Korea Hydro & Nuclear Power
4.750%, 07/13/21		200	217
Korea Western Power MTN
3.125%, 05/10/17 (A)		441	450
KT
3.875%, 01/20/17		200	209

			1,582

Sri Lanka — 0.2%
Bank of Ceylon
6.875%, 05/03/17 (A)		750	749
Republic of Sri Lanka
7.400%, 01/22/15 (A)		350	374
6.250%, 10/04/20 (A)		900	922
6.250%, 07/27/21 (A)		600	604

			2,649

Supra-National — 0.2%
Andina de Fomento
8.125%, 06/04/19		485	611
4.375%, 06/15/22		1,245	1,272

			1,883

Thailand — 1.7%
Thailand Government Bond
3.650%, 12/17/21	THB	98,570	3,139
3.625%, 05/22/15	THB	256,640	8,155
3.580%, 12/17/27	THB	33,000	1,011
3.250%, 06/16/17	THB	49,690	1,551
2.800%, 10/10/17	THB	103,000	3,154
1.200%, 07/14/21	THB	28,910	932

			17,942

SEI Institutional International Trust / Quarterly Report / June 30, 2012	8

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Trinidad & Tobago — 0.3%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)(B)		1,090	$1,337
6.000%, 05/08/22 (A)(B)		306	316
6.000%, 05/08/22 (B)		1,667	1,721

			3,374

Tunisia — 0.0%
Banque Centrale de Tunisie
8.250%, 09/19/27		200	237

Turkey — 5.6%
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)		630	648
5.375%, 11/04/16 (A)		850	878
Republic of Turkey
11.875%, 01/15/30		670	1,187
10.000%, 12/04/13	TRY	2,400	1,350
9.640%, 05/15/13 (H)	TRY	13,800	7,069
9.500%, 01/12/22	TRY	5,750	3,359
9.018%, 07/17/13 (H)	TRY	13,500	6,820
9.000%, 01/27/16	TRY	2,200	1,235
9.000%, 03/08/17	TRY	13,010	7,322
8.000%, 02/14/34		1,670	2,199
7.500%, 07/14/17		950	1,108
7.500%, 11/07/19		3,630	4,401
7.375%, 02/05/25		2,270	2,792
7.250%, 03/15/15		900	991
7.250%, 03/05/38		590	726
7.000%, 09/26/16		1,038	1,174
7.000%, 03/11/19		550	639
7.000%, 06/05/20		570	668
6.875%, 03/17/36		1,160	1,362
6.750%, 04/03/18		4,464	5,078
6.750%, 05/30/40		865	1,005
6.250%, 09/26/22		1,050	1,189
6.000%, 01/14/41		1,602	1,686
5.625%, 03/30/21		450	491
5.125%, 03/25/22		1,709	1,779
4.000%, 04/29/15	TRY	3,500	2,331
Yuksel Insaat
9.500%, 11/10/15		146	117

			59,604

Ukraine — 2.0%
DTEK Finance
9.500%, 04/28/15		550	534
9.500%, 04/28/15 (A)		320	310
Ferrexpo Finance
7.875%, 04/07/16		1,200	1,083
7.875%, 04/07/16 (A)		238	215
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (A)		550	459
Government of Ukraine
7.950%, 02/23/21 (A)		250	228
7.650%, 06/11/13		721	708
6.875%, 09/23/15		350	324
6.875%, 09/23/15 (A)		350	324
6.580%, 11/21/16		100	89
6.580%, 11/21/16 (A)		440	394
6.250%, 06/17/16		200	179
6.250%, 06/17/16 (A)		600	537

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Metinvest
10.250%, 05/20/15		400	$392
8.750%, 02/14/18		1,129	1,027
8.750%, 02/14/18 (A)		369	336
MHP
10.250%, 04/29/15		600	578
10.250%, 04/29/15 (A)		1,428	1,376
Mriya Agro Holding
10.950%, 03/30/16 (A)		316	269
National Naftogaz of Ukraine
9.500%, 09/30/14		5,600	5,369
Oschadbank Via SSB No. 1
8.250%, 03/10/16		1,000	845
The EXIM of Ukraine Via Credit Suisse First Boston International
6.800%, 10/04/12		750	748
Ukreximbank Via Biz Finance
8.375%, 04/27/15		6,083	5,475

			21,799

United Arab Emirates — 1.7%
Atlantic Finance
10.750%, 05/27/14 (D)		983	1,069
Dolphin Energy
5.888%, 06/15/19		632	692
5.888%, 06/15/19 (A)		421	462
5.500%, 12/15/21 (A)		200	223
DP World MTN
6.850%, 07/02/37		1,750	1,719
DP World Sukuk
6.250%, 07/02/17		100	108
Dubai DOF Sukuk MTN
6.396%, 11/03/14		800	852
Dubai Electricity & Water Authority
8.500%, 04/22/15		1,078	1,198
8.500%, 04/22/15 (A)		1,200	1,334
7.375%, 10/21/20		270	296
7.375%, 10/21/20 (A)		2,116	2,317
Dubai Holding Commercial Operations MTN
6.000%, 02/01/17	GBP	250	326
4.750%, 01/30/14	EUR	1,550	1,834
Emirate of Abu Dhabi
6.750%, 04/08/19 (A)		470	590
Emirate of Dubai MTN
7.750%, 10/05/20		950	1,071
6.700%, 10/05/15		300	326
Emirates Airline
5.125%, 06/08/16		690	717
IPIC GMTN MTN
6.875%, 11/01/41 (A)		540	630
5.500%, 03/01/22 (A)		363	396
3.750%, 03/01/17 (A)		400	416
MAF Sukuk MTN
5.850%, 02/07/17		400	423
Pyrus
7.500%, 12/20/15		700	724

			17,723

Uruguay — 1.2%
Republic of Uruguay PIK
7.875%, 01/15/33		2,009	2,908

9	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Republic of Uruguay
9.250%, 05/17/17		218	$288
8.000%, 11/18/22		4,141	5,828
7.625%, 03/21/36		1,794	2,583
6.875%, 09/28/25		737	969

			12,576

Venezuela — 3.9%
Petroleos de Venezuela
12.750%, 02/17/22		650	611
8.500%, 11/02/17		900	731
5.500%, 04/12/37		2,100	1,176
5.375%, 04/12/27		2,945	1,657
5.250%, 04/12/17		1,000	710
5.000%, 10/28/15		300	234
4.900%, 10/28/14		10,110	8,695
Republic of Venezuela
13.625%, 08/15/18		2,100	2,132
13.625%, 08/15/18		144	146
12.750%, 08/23/22		6,492	6,232
11.950%, 08/05/31		5,910	5,260
11.750%, 10/21/26		4,434	3,935
10.750%, 09/19/13		400	412
9.375%, 01/13/34		1,480	1,140
9.250%, 09/15/27		1,440	1,166
9.250%, 05/07/28		1,240	942
9.000%, 05/07/23		1,380	1,063
8.500%, 10/08/14		1,066	1,055
8.250%, 10/13/24		1,950	1,409
7.750%, 10/13/19		1,250	959
7.650%, 04/21/25		1,420	980
7.000%, 03/31/38		100	66
6.000%, 12/09/20		880	592

			41,303

Vietnam — 0.2%
Republic of Vietnam
6.875%, 01/15/16		610	648
6.750%, 01/29/20		1,300	1,388
Vietnam Joint Stock Commercial Bank for Industry and Trade
8.000%, 05/17/17 (A)		350	341

			2,377

Total Global Bonds (Cost $913,890) ($ Thousands)			965,960

LOAN PARTICIPATIONS — 1.6%

Angola — 0.1%
Republic of Angola
3.667%, 04/30/16	EUR	975	1,152

Brazil — 0.0%
Virgolino de Oliveira
5.551%, 11/03/15		441	422

Indonesia — 0.2%
PT Bumi
15.000%, 01/18/13 (B)		252	222
15.000%, 01/18/13 (B)		316	278
11.243%, 08/07/13 (B)		1,743	1,767

			2,267

Description	Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

Mexico — 0.5%
Altos Hornos Promissory Note (Counterparty: Deustche Bank)
0.000%, 12/31/49 (B)(F)	4,500	$1,440
Altos Hornos Promissory Note No. 5
0.000%, 04/29/99 (B)(F)	2,500	800
Altos Hornos Promissory Note No. 6
0.000%, 04/29/99 (B)(F)	2,500	800
Altos Hornos Tranche A (Counterparty: Bank of America)
0.000%, 04/11/04 (B)(F)	6,540	2,093

		5,133

Singapore — 0.8%
Ashmore Cayman SPC, No. 1 PIK
0.000%, 08/31/11 (B)(F)	9,161	5,144
Morton Bay
6.220%, 12/30/09 (B)	3,158	2,830

		7,974

Total Loan Participations (Cost $20,519) ($ Thousands)		16,948

CONVERTIBLE BONDS — 0.4%
Dana Gas Sukuk CV to 19.076 Variable Shares
7.500%, 10/31/12	850	578
Firstsource CV to 42,549.14 Shares
5.580%, 12/04/12 (H)	1,800	2,052
Suzlon Energy CV to 22.683 Shares
2.959%, 07/27/12 (H)	1,093	1,421
Suzlon Energy CV to 533.2762 Shares
2.446%, 07/25/14 (H)	450	382

Total Convertible Bonds (Cost $3,982) ($ Thousands)	4,433

AFFILIATED PARTNERSHIP — 0.0%

United States — 0.0%
SEI Liquidity Fund, L.P.
0.150% †**(I)	84,196	83

Total Affiliated Partnership (Cost $84) ($ Thousands)		83

Total Investments — 92.5% (Cost $938,475) ($ Thousands) §		$987,424

SEI Institutional International Trust / Quarterly Report / June 30, 2012	10

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2012

A list of the open futures contracts held by the Fund at June 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Euro-Bund	(7)	Sep-2012	$39
Euro-Buxl 30 Year Bond	(10)	Sep-2012	164
U.S. 10-Year Treasury Note	23	Sep-2012	12

			$215

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/3/12-8/2/12	USD	31,903	BRL	65,409	$448
7/3/12-10/2/12	BRL	94,049	USD	46,852	482
7/5/12-7/31/12	EUR	30,754	USD	38,554	(477)
7/5/12-7/31/12	USD	8,674	EUR	6,883	61
7/6/12	MYR	11,700	USD	3,679	(5)
7/6/12-8/24/12	USD	4,364	MYR	13,900	11
7/6/12-8/28/12	PHP	320,000	USD	7,555	(26)
7/6/12-8/28/12	USD	7,597	PHP	321,400	16
7/10/12-8/8/12	CZK	118,300	EUR	4,614	(26)
7/12/12	INR	65,000	USD	1,147	(15)
7/12/12	USD	1,133	INR	65,000	29
7/12/12	USD	2,516	ZAR	20,920	39
7/12/12	ZAR	19,000	USD	2,251	(69)
7/13/12	EUR	11,349	PLN	48,370	74
7/13/12	PLN	10,340	EUR	2,393	(57)
7/16/12-9/18/12	COP	15,810,398	USD	8,826	10
7/16/12-9/18/12	USD	3,828	COP	6,914,475	15
7/17/12-8/31/12	RUB	95,100	USD	3,016	101
7/17/12-9/12/12	USD	18,161	RUB	598,218	132
7/18/12	CLP	1,730,000	USD	3,420	(17)
7/19/12	KRW	4,825,612	USD	4,223	11
7/19/12	SGD	11,450	USD	8,981	(59)
7/19/12	USD	4,131	KRW	4,825,612	81
7/19/12-8/8/12	USD	9,060	SGD	11,449	(20)
7/20/12	TRY	2,140	USD	1,152	(27)
7/20/12	USD	4,603	TRY	8,400	24
7/20/12-8/24/12	MXP	64,495	USD	4,670	(125)
7/20/12-8/24/12	USD	9,544	MXP	132,447	287
7/26/12	USD	1,392	THB	44,250	(1)
7/31/12	GBP	466	USD	724	(7)
8/3/12	PEI	5,600	USD	2,088	(10)
8/3/12-8/27/12	USD	2,275	PEI	6,100	9
8/7/12	HUF	1,185,600	EUR	4,036	(121)
8/13/12-9/13/12	USD	2,502	CLP	1,274,200	17
8/14/12	USD	1,392	IDR	13,200,000	7
9/6/12	USD	942	ILS	3,670	(4)
9/19/12	ILS	3,710	USD	960	13
12/3/12	USD	3,347	CNY	21,340	(2)

					$799

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($Thousands)
Barclays PLC	(80,599)	80,773	$175
Citigroup	(91,372)	91,523	151
CSFB	(16,521)	16,660	139
HSBC	(31,821)	32,098	278
JPMorgan Chase Bank	(50,661)	50,851	190
Royal Bank of Canada	(3,797)	3,794	(3)
Standard Chartered Bank	(981)	954	(27)
UBS	(8,556)	8,452	(104)

			$799

For the period ended June 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,067,138 ($ Thousands).

*	Rate shown is the 7-day effective yield as of June 30, 2012.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Securities considered illiquid. The total market value of such securities as of June 30, 2012 was $29,570 ($ Thousands) and represented 2.8% of Net Assets.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2012.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2012. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at June 30, 2012. The total market value of securities on loan at June 30, 2012 was $58 ($ Thousands).

(F)	Security in default on interest payments.

(G)	Security is when-issued.

(H)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2012 was $83 ($ Thousands).

§	At June 30, 2012, the tax basis cost of the Fund’s investments was $938,475 ($ Thousands), and the unrealized appreciation and depreciation were $77,024 ($ Thousands) and ($28,075) ($ Thousands) respectively.

ARS — Argentine Peso

BRL — Brazilian Real

CLN — Credit Linked Note

CLN — Credit Linked Note

CLP — Chile Peso

COP — Colombian Peso

CV — Convertible Security

CZK — Czech Koruna

DEM — Deutsche Mark

EUR — Euro

GBP —British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

KRW — Korean Won

L.P. — Limited Partnership

LLP — Limited Liability Partnership

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zlotty

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

TRY — New Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$965,960	$—	$965,960
Convertible Bonds	—	4,433	—	4,433
Loan Participations	—	—	16,948	16,948
Affiliated Partnership	—	83	—	83

Total Investments in Securities	$—	$970,476	$16,948	$987,424

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$215	$—	$—	$215
Forwards Contracts *	—	799	—	799

Total Other Financial Instruments	$215	$799	$—	$1,014

*	Futures and forward contracts are valued at the unrealized appreciation on the investment.

11	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

June 30, 2012

Loan Participations
Beginning balance as of October 1, 2011	$18,404
Accrued discounts/premiums	62
Realized gain/(loss)	19
Change in unrealized appreciation/(depreciation)	296
Purchases	568
Sales	(2,401)
Net transfer into Level 3	—
Net transfer out of Level 3	—

Ending balance as of June 30, 2012	$16,948

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$301

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Report / June 30, 2012	12

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 90.9%

Australia — 1.7%
Australia & New Zealand Banking Group MTN
3.625%, 07/18/22		300	$410
Commonwealth Bank of Australia MTN
3.000%, 05/03/22		230	300
2.625%, 01/12/17		245	325
Government of Australia, Ser 20CI
6.059%, 08/20/20		200	395
Government of Australia, Ser 25CI
3.241%, 09/20/25		640	906
Government of Australia, Ser 124
5.750%, 05/15/21		1,900	2,372
National Australia Bank MTN
2.625%, 01/13/17		410	543
New South Wales Treasury, Ser 13
5.250%, 05/01/13		980	1,023
Queensland Treasury, Ser 17
6.000%, 09/14/17		780	892
Suncorp-Metway MTN
4.000%, 01/16/14	GBP	550	904
Westpac Banking MTN
5.625%, 04/29/18 (A)		240	380

			8,450

Austria — 0.8%
Republic of Austria
3.900%, 07/15/20		75	107
3.650%, 04/20/22		290	407
3.200%, 02/20/17		300	412
1.950%, 06/18/19 (B)		1,900	2,400
Republic of Austria, Ser 97-6
6.250%, 07/15/27		225	400

			3,726

Belgium — 2.5%
Anheuser-Busch InBev Worldwide MTN
8.625%, 01/30/17		200	331
Fortis Bank
4.625%, 10/24/49 (A)		200	181
Kingdom of Belgium, Ser 44
5.000%, 03/28/35		500	745
Kingdom of Belgium, Ser 47
3.250%, 09/28/16		7,325	9,850
Kingdom of Belgium, Ser 48
4.000%, 03/28/22		465	634
Kingdom of Belgium, Ser 49
4.000%, 03/28/17		230	318
Kingdom of Belgium, Ser 58
3.750%, 09/28/20		231	309

			12,368

Brazil — 0.3%
Centrais Eletricas Brasileiras
6.875%, 07/30/19	USD	150	174
Embraer
5.150%, 06/15/22		106	109
Globo Comunicacao e Participacoes
5.307%, 05/11/17 (C)		380	403

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Petrobras International Finance
5.375%, 01/27/21		400	$431
Vale Overseas
4.375%, 01/11/22		314	320

			1,437

Canada — 6.2%
Bank of Montreal
2.625%, 01/25/16 (C)		250	264
Bell Canada MTN
5.000%, 02/15/17		270	290
Canada Housing Trust No. 1
4.100%, 12/15/18		1,390	1,549
2.050%, 06/15/17		2,470	2,479
Canadian Treasury Bills
0.896%, 07/05/12 (D)		2,990	2,933
CDP Financial
4.400%, 11/25/19 (C)	USD	850	961
Government of Canada
5.750%, 06/01/33		1,300	2,001
5.000%, 06/01/37		1,300	1,904
4.250%, 06/01/18		715	815
4.000%, 06/01/17		3,020	3,344
3.500%, 06/01/20		4,145	4,654
2.750%, 06/01/22		1,800	1,928
2.250%, 08/01/14		1,000	1,005
2.000%, 06/01/16		1,425	1,439
1.500%, 03/01/17		2,055	2,039
Nexen
6.200%, 07/30/19	USD	275	319
Province of British Columbia
3.250%, 12/18/21		1,150	1,193
Royal Bank of Canada, Ser 2 MTN
4.625%, 01/22/18	EUR	252	369
Toronto-Dominion Bank
2.200%, 07/29/15 (C)	USD	540	562

			30,048

China — 0.1%
Talent Yield Investments
4.500%, 04/25/22 (C)		310	317

Czech Republic — 0.8%
Government of Czech Republic
3.850%, 09/29/21		67,200	3,571
Government of Czech Republic, Ser 51
4.000%, 04/11/17		8,050	440

			4,011

Denmark — 1.1%
Danske Bank
5.375%, 09/29/21 (A)		170	211
3.500%, 04/16/18		155	212
DONG Energy MTN
6.500%, 05/07/19		245	387
FIH Erhvervsbank MTN
2.125%, 03/21/13		1,000	1,283
2.000%, 06/12/13 (C)	USD	625	632
Kingdom of Denmark
4.500%, 11/15/39		1,300	326
4.000%, 11/15/17		7,315	1,466
3.125%, 03/17/14	EUR	500	664

			5,181

1	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Finland — 0.7%
Government of Finland
4.375%, 07/04/19		225	$337
3.875%, 09/15/17		350	504
3.500%, 04/15/21		1,290	1,840
Nordea Bank Finland MTN
2.375%, 07/17/17		360	474
2.250%, 05/03/19		170	219
Stora Enso MTN
5.500%, 03/07/19		100	125

			3,499

France — 5.3%
AXA MTN
5.250%, 04/16/40 (A)		600	607
BNP Paribas MTN
5.000%, 01/15/21		299	307
BNP Paribas Home Loan SFH MTN
3.125%, 03/22/22		400	520
Caisse de Refinancement de l’Habitat MTN
4.500%, 10/25/17		540	770
Casino Guichard Perracho
4.726%, 05/26/21		400	522
Casino Guichard Perrachon MTN
3.994%, 03/09/20		200	250
Cie de Financement Foncier MTN
4.625%, 09/23/17		95	134
4.250%, 01/19/22		300	411
4.125%, 10/25/17		220	303
2.500%, 09/16/15 (C)		800	803
Cie de St-Gobain MTN
6.000%, 05/20/13		50	66
Credit Agricole Home Loan SFH
3.500%, 07/21/14		200	265
3.500%, 06/14/18		200	269
2.875%, 09/09/16		100	132
Credit Logement
1.813%, 03/29/49 (A)(E)		350	204
1.262%, 12/15/49 (A)(E)		42	30
Dexia Credit Local
2.625%, 01/21/14		300	383
0.946%, 04/29/14 (A)		410	388
Dexia Municipal Agency
3.750%, 05/18/16		225	294
EDF MTN
6.500%, 01/26/19 (C)	USD	250	294
5.500%, 10/17/41		100	161
4.125%, 03/25/27		100	131
4.000%, 11/12/25		150	196
Eutelsat
5.000%, 01/14/19		200	279
French Treasury Note
0.750%, 09/25/14		800	1,020
Government of France
5.000%, 10/25/16		1,760	2,578
4.750%, 04/25/35		945	1,429
4.500%, 04/25/41		1,060	1,567
3.250%, 10/25/21		835	1,117
3.000%, 10/25/15		4,175	5,653
3.000%, 04/25/22		830	1,081

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

HSBC France MTN
4.875%, 01/15/14		250	$334
Iliand
4.875%, 06/01/16		300	393
RCI Banque
3.400%, 04/11/14 (C)	USD	250	249
Rexel
6.125%, 12/15/19		310	312
Societe Financement de l’Economie Francaise
3.375%, 05/05/14 (C)	USD	905	940
Societe Generale MTN
3.875%, 12/17/15		100	157
Societe Generale SCF MTN
4.000%, 07/07/16		650	893
Vivendi MTN
7.750%, 01/23/14		250	345

			25,787

Germany — 12.8%
Bundesobligation Inflation Linked Bond
2.250%, 04/15/13		16,906	21,659
Bundesobligation, Ser 156
2.500%, 02/27/15		650	875
Bundesobligation, Ser 159
2.000%, 02/26/16		595	800
Bundesrepublik Deutschland
3.000%, 07/04/20		1,145	1,648
2.500%, 01/04/21		1,532	2,124
2.000%, 01/04/22		8,875	11,738
1.750%, 07/04/22		2,550	3,285
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31		340	638
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34		340	610
Bundesrepublik Deutschland, Ser 05
3.500%, 01/04/16		360	507
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/39		845	1,483
4.000%, 01/04/18		25	37
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/40		1,680	3,173
4.250%, 07/04/18		125	190
Bundesrepublik Deutschland, Ser 2004
4.250%, 07/04/14		1,000	1,373
Bundesschatzanweisungen
1.750%, 06/14/13		2,200	2,836
Deutsche Bank MTN
1.841%, 12/15/15 (A)		280	387
Deutsche Postbank MTN
3.750%, 02/12/14		800	1,066
Dexia Kommunalbank Deutschland MTN
3.500%, 06/05/14		390	512
Eurohypo MTN
2.875%, 01/19/16		160	213

SEI Institutional International Trust / Quarterly Report / June 30, 2012	2

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

K+S
5.000%, 09/24/14		350	$478
KFW MTN
4.375%, 07/04/18		500	742
Kreditanstalt fuer Wiederaufbau
4.750%, 08/12/15	SEK	6,000	936
4.375%, 10/11/13		1,050	1,402
3.875%, 01/21/19		575	837
3.375%, 08/30/17	CHF	370	449
1.375%, 02/21/17		580	749
Landwirtschaftliche Rentenbank MTN
3.750%, 02/11/16		173	241
Muenchener Rueckversicherungs MTN
6.250%, 05/26/42 (A)		200	250
RWE
7.000%, 10/12/72 (A)		224	226
Volkswagen International Finance
1.625%, 08/12/13 (C)		800	807

			62,271

Indonesia — 0.1%
Pertamina Persero
6.000%, 05/03/42 (C)		380	376

Ireland — 0.4%
Bank of Ireland MTN
4.625%, 04/08/13		195	238
GE Capital UK Funding MTN
4.375%, 07/31/19		810	1,333
Guaranteed Funding, Ser 2009-1
2.319%, 02/11/13		300	384
Iberdrola Finance Ireland
5.000%, 09/11/19 (C)	USD	240	222

			2,177

Italy — 4.2%
Edison MTN
3.875%, 11/10/17		400	509
Enel Finance International
3.875%, 10/07/14 (C)	USD	350	344
Intesa Sanpaolo MTN
6.375%, 11/12/17 (A)	GBP	300	425
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/27		500	644
6.000%, 05/01/31		500	617
5.000%, 03/01/22		2,000	2,422
5.000%, 09/01/40		1,755	1,870
4.750%, 05/01/17		1,785	2,239
4.750%, 09/01/21		3,250	3,881
4.500%, 03/01/19		400	483
4.250%, 10/15/12		585	746
4.250%, 02/01/15		2,325	2,967
3.750%, 03/01/21		950	1,069
3.500%, 06/01/14		1,150	1,453
Telecom Italia Capital
6.175%, 06/18/14	USD	300	302
UniCredit MTN
6.375%, 10/16/18 (A)	USD	100	121
4.875%, 03/07/17		110	132
Unione di Banche Italiane MTN
4.500%, 02/22/16		200	255

			20,479

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Japan — 22.8%
eAccess
8.250%, 04/01/18 (B)(C)	116	$106
Government of Japan 5 Year
Bond, Ser 79
0.700%, 12/20/13	447,300	5,655
Government of Japan 5 Year Bond, Ser 95
0.600%, 03/20/16	313,950	4,002
Government of Japan 10 Year Bond, Ser 275
1.400%, 12/20/15	626,600	8,198
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/16	600,000	8,029
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/17	1,277,950	17,227
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/18	369,400	4,902
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19	235,300	3,162
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/20	1,016,000	13,446
Government of Japan 10 Year Bond, Ser 316
1.100%, 06/20/21	160,000	2,070
Government of Japan 10 Year Bond, Ser 321
1.000%, 03/20/22	12,000	153
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/28	67,150	933
Government of Japan 20 Year Bond, Ser 109
1.900%, 03/20/29	39,000	518
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29	910,000	12,396
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/20	654,450	9,451
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/22	257,000	3,578
Government of Japan 20 Year Bond, Ser 60
1.400%, 12/20/22	115,000	1,514
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27	538,250	7,392
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/38	103,250	1,441
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/39	267,700	3,670

3	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/40		117,000	$1,504
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/41		30,000	402
Japan Finance Organization for Municipalities
4.500%, 05/27/14	EUR	450	607
ORIX
4.710%, 04/27/15	USD	151	157

			110,513

Jersey — 0.2%
BAA Funding MTN
7.125%, 02/14/24		150	250
4.375%, 01/25/17		180	242
Gatwick Funding MTN
5.750%, 01/23/37		250	391

			883

Lithuania — 0.1%
Lithuania Government International Bond
6.625%, 02/01/22 (C)		390	447

Malaysia — 0.2%
Government of Malaysia
5.734%, 07/30/19		900	324
Petronas Capital
5.250%, 08/12/19 (C)	USD	410	471

			795

Mexico — 0.4%
Mexican Bonos, Ser M10
7.750%, 12/14/17		11,045	932
Mexican Bonos, Ser MI10
9.000%, 12/20/12		10,000	760
Petroleos Mexicanos
5.500%, 06/27/44 (C)	USD	168	172

			1,864

Netherlands — 5.3%
ABN Amro Bank MTN
4.875%, 01/16/19		200	334
3.750%, 07/15/14		750	1,005
Akzo Nobel MTN
8.000%, 04/06/16		205	382
Alliander MTN
2.875%, 06/14/24		200	250
Allianz Finance II MTN
3.500%, 02/14/22		300	391
BMW Finance MTN
3.375%, 12/14/18		250	407
Boats Investments MTN
11.000%, 03/31/17		407	289
Cooperatieve Centrale Raiffeisen- Boerenleenbank MTN
4.125%, 01/12/21		230	313
4.000%, 01/11/22		410	548
Deutsche Telekom International Finance MTN
6.500%, 04/08/22	GBP	90	169
Diageo Capital MTN
5.500%, 07/01/13		550	729

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

E.ON International Finance
5.800%, 04/30/18 (C)	USD	150	$175
Government of Netherlands
4.500%, 07/15/17		760	1,117
4.000%, 07/15/18		1,025	1,487
4.000%, 01/15/37		300	475
3.750%, 07/15/14		2,350	3,190
3.500%, 07/15/20		485	691
3.250%, 07/15/15		520	712
Hit Finance
5.750%, 03/09/18		300	365
ING Bank MTN
3.375%, 03/03/14		500	663
3.375%, 03/23/17		125	171
1.142%, 05/23/16 (A)	USD	450	400
ING Verzekeringen
2.692%, 06/21/21 (A)		960	1,142
LeasePlan MTN
3.250%, 05/22/14		1,040	1,383
Linde Finance MTN
3.875%, 06/01/21		450	637
LyondellBasell Industries
5.750%, 04/15/24 (C)		230	246
Netherlands Government Bond
2.250%, 07/15/22		4,305	5,531
NIBC Bank MTN
3.500%, 04/07/14		650	866
OI European Group
6.875%, 03/31/17		150	196
RWE Finance MTN
5.000%, 02/10/15		500	695
SNS Bank MTN
3.500%, 03/10/14		500	664
UPCB Finance
7.625%, 01/15/20		250	333

			25,956

New Zealand — 0.4%
Government of New Zealand
6.000%, 12/15/17		2,380	2,205

Norway — 0.5%
DnB Bank MTN
4.750%, 03/08/22		120	150
DnB Boligkreditt MTN
2.375%, 04/11/17		224	294
DnB Boligkreditt
2.750%, 04/20/15	EUR	625	831
Eksportfinans
2.375%, 05/25/16		200	178
2.000%, 09/15/15		20	18
Government of Norway
4.500%, 05/22/19		1,150	228
Sparebank 1 Boligkreditt MTN
2.375%, 11/22/16		170	224
Yara International
7.875%, 06/11/19 (C)		410	514

			2,437

Poland — 0.2%
Republic of Poland
5.125%, 04/21/21	USD	135	149
5.000%, 04/25/16		2,100	636
5.000%, 03/23/22		USD380	415

SEI Institutional International Trust / Quarterly Report / June 30, 2012	4

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Republic of Poland MTN, Ser E
MTN
4.200%, 04/15/20		60	$81

			1,281

Qatar — 0.1%
State of Qatar
4.500%, 01/20/22 (C)	USD	390	430

Russia — 0.3%
Gazprom Via Gaz Capital MTN
6.580%, 10/31/13	GBP	150	246
5.364%, 10/31/14		200	269
Gazprom Via RBS
9.625%, 03/01/13	USD	390	409
Russian Agricultural Bank Via RSHB Capital
7.750%, 05/29/18 (C)	USD	335	379
Vimpel Communications Via VIP Finance Ireland
6.493%, 02/02/16 (C)		230	229

			1,532

Singapore — 0.5%
Government of Singapore
4.000%, 09/01/18		495	469
3.125%, 09/01/22		1,145	1,033
Singapore Treasury Bills
0.237%, 07/12/12 (D)		1,000	789

			2,291

South Africa — 1.1%
Republic of South Africa, Ser R203
8.250%, 09/15/17		39,605	5,191

South Korea — 0.5%
Korea National Oil
3.125%, 04/03/17 (C)	USD	540	551
Korea Treasury Bonds
4.250%, 06/10/21		1,009,870	922
3.500%, 09/10/16		1,380,800	1,209

			2,682

Spain — 1.7%
Banco Bilbao Vizcaya Argentaria
4.375%, 10/20/19 (A)		100	85
4.125%, 01/13/14		150	188
Banco Santander
4.625%, 01/20/16		300	372
Bankia
4.250%, 05/25/18		150	152
CaixaBank
5.125%, 04/27/16		200	246
Government of Spain
5.850%, 01/31/22		710	866
5.500%, 04/30/21		1,770	2,113
4.750%, 07/30/14		925	1,176
4.700%, 07/30/41		995	918
4.600%, 07/30/19		155	180
4.000%, 04/30/20		150	165
3.300%, 10/31/14		475	585
Instituto de Credito Oficial MTN
2.375%, 03/04/13 (C)	USD	200	196

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Santander Issuances, Ser 24
7.300%, 07/27/19 (A)	GBP	400	$514
Telefonica Emisiones MTN
5.597%, 03/12/20		100	135
4.375%, 02/02/16		375	443

			8,334

Supra-National — 0.8%
European Investment Bank MTN
2.750%, 09/15/21		1,000	1,289
European Union MTN
3.250%, 04/04/18	EUR	850	1,177
Inter-American Development Bank
9.750%, 05/15/15	GBP	750	1,471
International Bank for Reconstruction & Development MTN
3.875%, 05/20/19		115	168

			4,105

Sweden — 1.7%
Kingdom of Sweden, Ser 1041
6.750%, 05/05/14		5,970	955
Kingdom of Sweden, Ser 1049
4.500%, 08/12/15		5,050	808
Kingdom of Sweden, Ser 1051
3.750%, 08/12/17		5,295	862
Kingdom of Sweden, Ser 1052
4.250%, 03/12/19		2,000	343
Kommuninvest I Sverige, Ser 1508 MTN
2.750%, 08/12/15		5,300	788
Nordea Bank MTN
4.500%, 05/12/14	EUR	100	134
Stadshypotek MTN
3.750%, 12/12/13	EUR	350	463
Svenska Handelsbanken
4.375%, 10/20/21		500	707
2.875%, 04/04/17		250	254
0.946%, 10/19/17 (A)	EUR	500	628
Swedbank
7.375%, 06/26/18 (A)	EUR	150	196
3.375%, 05/27/14		500	667
Swedbank Hypotek
3.625%, 10/05/16		250	346
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22		465	466
Volvo Treasury
5.950%, 04/01/15 (C)		145	158

			7,775

Switzerland — 1.2%
Credit Suisse MTN
5.300%, 08/13/19	USD	150	169
4.750%, 08/05/19	EUR	400	568
4.375%, 08/05/20		300	321
2.875%, 09/24/15	EUR	220	288
Glencore Finance Europe
7.125%, 04/23/15	EUR	300	423
5.250%, 03/22/17	EUR	300	403
4.125%, 04/03/18		300	387
Government of Switzerland
2.000%, 04/28/21		1,070	1,270

5	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Holcim US Finance
6.000%, 12/30/19 (C)	USD	25	$26
Novartis Finance MTN
4.250%, 06/15/16	EUR	375	532
UBS
6.625%, 04/11/18	GBP	150	271
6.375%, 07/20/16	GBP	160	280
5.875%, 12/20/17	USD	425	475
4.280%, 04/29/49 (A)		200	207

			5,620

Turkey — 0.1%
Republic of Turkey
6.000%, 01/14/41		360	379

United Arab Emirates — 0.2%
IPIC GMTN MTN
6.875%, 03/14/26		100	177
5.875%, 03/14/21		125	174
5.500%, 03/01/22 (C)		400	436

			787

United Kingdom — 10.9%
3i Group MTN
5.625%, 03/17/17	EUR	150	196
Abbey National Treasury Services MTN
5.500%, 06/18/14		775	1,250
5.250%, 02/16/29		450	742
5.125%, 04/14/21		300	505
4.250%, 04/12/21	EUR	350	483
3.625%, 09/08/16		300	402
Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/30		500	1,000
Aviva MTN
6.875%, 05/22/38 (A)		195	217
Bank of Scotland MTN
4.750%, 06/08/22	EUR	290	421
Barclays Bank MTN
6.750%, 05/22/19	USD	225	262
6.750%, 01/16/23 (A)		350	511
5.000%, 09/22/16	USD	125	136
4.875%, 12/29/49 (A)	EUR	200	140
4.500%, 03/04/19 (A)	EUR	125	148
4.250%, 01/12/22		400	670
BAT International Finance MTN
7.250%, 03/12/24		250	515
5.375%, 06/29/17	EUR	425	623
Bishopsgate Asset Finance
4.808%, 08/14/44		194	295
BP Capital Markets MTN
3.830%, 10/06/17		350	483
2.994%, 02/18/19		300	394
British American Tobacco Holdings MTN
4.000%, 07/07/20		100	139
British Telecommunications
8.750%, 12/07/16		165	318
5.750%, 12/07/28		411	716
Centrica MTN
4.375%, 03/13/29		300	487
Coventry Building Society MTN
4.625%, 04/19/18		230	397

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Direct Line Insurance Group
9.250%, 04/27/42 (A)		100	$157
Eastern Power Networks MTN
6.000%, 11/12/36		160	301
4.750%, 09/30/21		100	171
ENW Finance MTN
6.125%, 07/21/21		350	652
Experian Finance MTN
4.750%, 11/23/18		300	519
FCE Bank MTN
5.125%, 11/16/15		200	329
First Hydro Finance
9.000%, 07/31/21		220	410
HSBC Bank
3.100%, 05/24/16 (C)		261	269
HSBC Holdings MTN
9.875%, 04/08/18 (A)		80	132
6.500%, 05/20/24		250	474
4.000%, 03/30/22		145	151
Imperial Tobacco Finance MTN
8.375%, 02/17/16	EUR	75	115
7.750%, 06/24/19		600	1,182
7.250%, 09/15/14	EUR	150	213
Legal & General Group MTN
4.000%, 06/08/25 (A)	EUR	200	228
Lloyds TSB Bank
6.375%, 01/21/21		110	125
4.375%, 01/12/15		220	227
4.200%, 03/28/17		875	903
0.804%, 10/12/12 (A)		600	761
Marks & Spencer MTN
6.125%, 12/02/19		100	174
Motability Operations Group MTN
3.750%, 11/29/17		300	411
National Grid Electricity Transmission
4.000%, 06/08/27		200	318
National Westminster Bank
6.500%, 09/07/21		220	291
Nationwide Building Society
3.125%, 10/13/16		175	235
Network Rail Infrastructure Finance MTN
4.400%, 03/06/16		690	729
1.250%, 01/22/15		490	779
Northern Rock
5.625%, 06/22/17 (C)	USD	1,750	1,896
Northumbrian Water Finance
6.000%, 10/11/17		500	913
Rexam
6.750%, 06/29/67 (A)(E)		180	217
Rolls-Royce
6.750%, 04/30/19		100	195
Royal Bank of Scotland
6.125%, 01/11/21		310	344
5.750%, 05/21/14		600	808
5.125%, 01/13/24		400	707
Severn Trent Utilities Finance
6.250%, 06/07/29		350	696
SSE MTN
5.750%, 02/05/14		245	409

SEI Institutional International Trust / Quarterly Report / June 30, 2012	6

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Standard Chartered MTN
4.125%, 01/18/19		230	$318
Tesco
6.052%, 10/13/39		340	594
Thames Water Utilities Cayman Finance MTN
6.125%, 02/04/13	EUR	200	261
United Kingdom Gilt
4.500%, 12/07/42		1,040	2,101
4.250%, 12/07/49		25	49
4.250%, 12/07/55		175	346
United Kingdom Treasury
4.750%, 12/07/30		1,250	2,576
4.750%, 12/07/38		1,031	2,154
4.250%, 03/07/36		550	1,064
4.250%, 09/07/39		885	1,710
4.250%, 12/07/40		505	975
4.000%, 09/07/16		250	447
4.000%, 03/07/22		2,485	4,679
2.250%, 03/07/14		795	1,288
2.000%, 01/22/16		1,620	2,668
1.750%, 01/22/17		1,075	1,761
United Kingdom Treasury, Ser 2002
5.000%, 09/07/14		200	346
Virgin Media Secured Finance
7.000%, 01/15/18		180	303
Wales & West Utilities Finance MTN
6.750%, 12/17/36 (A)		200	359
Western Power Distribution South West
5.750%, 03/23/40		200	351
WPP MTN
6.625%, 05/12/16		225	331
Yorkshire Power Finance
7.250%, 08/04/28		208	432
Yorkshire Water Services Bradford Finance
6.375%, 08/19/39		100	201

			53,205

United States — 4.7%
Alcoa
5.400%, 04/15/21		215	214
Altria Group
4.750%, 05/05/21		180	204
American International Group
8.175%, 05/15/58 (A)		240	260
6.765%, 11/15/17		150	255
Amgen
3.875%, 11/15/21		119	126
AT&T
5.875%, 04/28/17	GBP	200	362
4.875%, 06/01/44		200	326
4.450%, 05/15/21		525	594
Bank of America MTN
5.650%, 05/01/18		350	374
Bank of America, Ser E MTN
5.125%, 09/26/14		1,700	2,251
CCO Holdings
8.125%, 04/30/20		90	100

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Citigroup MTN
5.875%, 01/30/42		75	$82
4.500%, 01/14/22		110	114
4.450%, 01/10/17		800	839
4.250%, 02/25/30 (A)	EUR	1,400	1,341
4.000%, 11/26/15		230	304
Comcast Cable Communications Holdings
9.455%, 11/15/22		340	495
DIRECTV Holdings
3.800%, 03/15/22		310	314
Eastman Chemical
3.600%, 08/15/22		109	111
2.400%, 06/01/17		103	104
General Electric Capital MTN
5.500%, 01/08/20		305	349
5.300%, 02/11/21		205	230
4.625%, 01/07/21		750	825
Goldman Sachs Group
6.375%, 05/02/18	EUR	400	562
5.250%, 07/27/21		110	112
4.375%, 03/16/17	EUR	350	453
1.004%, 02/04/13 (A)	EUR	450	567
Hughes Satellite Systems
6.500%, 06/15/19		150	159
Huntington Ingalls Industries
7.125%, 03/15/21		54	56
6.875%, 03/15/18		54	56
Ingersoll-Rand Global Holding
9.500%, 04/15/14		213	242
International Paper
7.950%, 06/15/18		260	328
JPMorgan Chase
4.500%, 01/24/22		200	215
1.164%, 10/12/15 (A)	EUR	350	409
JPMorgan Chase Bank
1.136%, 05/31/17 (A)	EUR	1,250	1,436
Kraft Foods
7.000%, 08/11/37		200	263
5.375%, 02/10/20		400	473
2.625%, 05/08/13		625	634
Merrill Lynch MTN
1.211%, 09/14/18 (A)	EUR	375	348
Metropolitan Life Global Funding I MTN
4.625%, 05/16/17	EUR	200	277
Morgan Stanley MTN
5.375%, 08/10/20	EUR	150	188
Nabors Industries
9.250%, 01/15/19		221	287
NBCUniversal Media
4.375%, 04/01/21		375	413
News America
4.500%, 02/15/21		210	230
Noble Holding International
4.900%, 08/01/20		25	27
Omnicom Group
3.625%, 05/01/22		130	132
Owens Corning
6.500%, 12/01/16		145	161

7	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Philip Morris International
2.900%, 11/15/21		325	$335
2.875%, 05/30/24		100	124
2.125%, 05/30/19		100	127
PNC Funding
5.125%, 02/08/20		300	347
3.300%, 03/08/22		150	153
Republic Services
4.750%, 05/15/23		255	283
Ryder System MTN
5.850%, 11/01/16		116	132
Time Warner Cable
5.850%, 05/01/17		286	336
United Technologies
1.800%, 06/01/17		201	205
US Bank MTN
1.087%, 02/28/17 (A)	EUR	1,300	1,505
Wells Fargo MTN
4.600%, 04/01/21		75	84
3.500%, 03/08/22		335	345
Western Union
5.930%, 10/01/16		475	551

			22,729

Total Global Bonds (Cost $432,731) ($ Thousands)			441,568

MORTGAGE-BACKED SECURITIES — 3.5%

Agency Mortgage-Backed Obligation — 0.0%
FHLMC, Ser K501-X1A, IO
1.757%, 08/25/16 (E)		334	18

Non-Agency Mortgage-Backed Obligation — 3.5%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.464%, 09/25/34 (A)		203	188
Bear Stearns Commercial Mortgage Securities, Ser 2004- PWR6, Cl A6
4.825%, 11/11/41		575	618
Bear Stearns Commercial Mortgage Securities, Ser 2005- T18, Cl A4
4.933%, 02/13/42 (A)		135	147
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.452%, 03/11/39 (A)		450	506
Bear Stearns Commercial Mortgage Securities, Ser 2006- T24, Cl A4
5.537%, 10/12/41		400	457
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW16, Cl A4
5.906%, 06/11/40 (A)		241	275
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW17, Cl A4
5.694%, 06/11/50 (A)		190	219

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Canary Wharf Finance, Ser II, Cl C2
1.564%, 10/22/37 (A)(E)	200	$188
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.699%, 12/10/49 (A)	1,140	1,316
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.075%, 12/10/49 (A)	405	473
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.804%, 05/25/35 (A)	934	826
Citigroup, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	325	361
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,215	1,348
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	140	155
Eddystone Finance, Ser 2006-1, Cl A2
1.223%, 04/19/21 (A)(E)	150	205
Fosse Master Issuer, Ser 2011-1X, Cl A3
2.414%, 10/18/54 (A)	300	471
Granite Master Issuer, Ser 2005- 1, Cl A5
0.561%, 12/20/54 (A)(E)	192	235
Granite Master Issuer, Ser 2006- 2, Cl A5
0.581%, 12/20/54 (A)(E)	369	451
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	250	277
GS Mortgage Securities II, Ser 2012-ALOH
3.551%, 04/10/34 (C)	181	187
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
5.023%, 01/25/35 (A)	280	267
JP Morgan Chase Commercial Mortgage Securities, Ser 2004- CB9, Cl A4
5.588%, 06/12/41 (A)	110	118
JP Morgan Chase Commercial Mortgage Securities, Ser 2005- CB13, Cl A4
5.284%, 01/12/43 (A)	75	82
JP Morgan Chase Commercial Mortgage Securities, Ser 2006- CB17, Cl A4
5.429%, 12/12/43	250	280
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- CB18, Cl A4
5.440%, 06/12/47	880	993
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- CB19, Cl A4
5.735%, 02/12/49 (A)	250	283

SEI Institutional International Trust / Quarterly Report / June 30, 2012	8

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

JP Morgan Chase Commercial Mortgage Securities, Ser 2008-C2
6.068%, 02/12/51	300	$317
JP Morgan Chase Commercial Mortgage Securities, Ser 2012- WLDN, Cl A
3.905%, 05/05/30 (C)	225	230
JP Morgan Chase Commercial Mortgage Securities, Ser C1, Cl A4
5.716%, 02/15/51	120	136
JP Morgan Chase Commercial Mortgage Securities, Ser LDP9, Cl A3
5.336%, 05/15/47	325	360
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
5.076%, 12/25/34 (A)	240	240
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A3
5.347%, 11/15/38	250	281
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.145%, 04/15/41 (A)	11	13
LB-UBS Commercial Mortgage Trust, Ser C2, Cl A3
5.430%, 02/15/40	465	519
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/44 (A)	370	410
Merrill Lynch, Ser 2007-7, Cl A4
5.746%, 06/12/50 (A)	285	307
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A3
5.569%, 12/15/44	115	125
Silverstone Master Issuer, Ser 2009-1, Cl A2
2.464%, 01/21/55 (A)	300	472
Storm, Ser 2006-1, Cl A2
0.847%, 04/22/48 (A)	1,062	1,343
Storm, Ser 2011-4, Cl A1
1.937%, 10/22/53 (A)	757	965
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/63 (B)	170	173

		16,817

Total Mortgage-Backed Securities (Cost $16,693) ($ Thousands)		16,835

CORPORATE OBLIGATIONS — 2.7%

United States — 2.7%
American Express Bank
5.550%, 10/17/12	530	537
American Express Credit MTN
2.750%, 09/15/15	400	417
Anadarko Petroleum
6.375%, 09/15/17	330	383
Ball
5.000%, 03/15/22	230	239

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bank of America MTN
5.000%, 05/13/21	175	$181
BE Aerospace
5.250%, 04/01/22	230	237
CBS
4.300%, 02/15/21	300	321
CIGNA
5.125%, 06/15/20	154	170
Cimarex Energy
5.875%, 05/01/22	116	121
CMS Energy
5.050%, 03/15/22	140	145
CNA Financial
7.250%, 11/15/23	110	128
6.500%, 08/15/16	40	45
COX Communications
7.125%, 10/01/12	750	761
CVS Caremark
6.600%, 03/15/19	650	811
Daimler Finance North America
1.799%, 07/11/13 (A)(C)	400	403
DIRECTV Holdings
4.600%, 02/15/21	300	319
Duke Realty
6.750%, 03/15/20 (F)	140	164
Enterprise Products Operating
5.950%, 02/01/41	100	113
EQT
8.125%, 06/01/19	285	342
Ford Motor Credit
3.000%, 06/12/17	315	313
General Electric Capital MTN
2.375%, 06/30/15	150	153
Goldman Sachs Group
6.000%, 06/15/20	45	48
Hartford Financial Services Group
5.125%, 04/15/22	385	396
Humana
7.200%, 06/15/18	280	336
6.450%, 06/01/16	40	46
Kinder Morgan Energy Partners
6.550%, 09/15/40	105	120
Lincoln National
8.750%, 07/01/19	128	161
Lorillard Tobacco
6.875%, 05/01/20	375	443
McGraw-Hill
5.900%, 11/15/17	325	374
Morgan Stanley
4.750%, 03/22/17	170	170
3.450%, 11/02/15	125	121
Motorola Solutions
7.500%, 05/15/25	85	105
Nisource Finance
6.800%, 01/15/19	235	282
Nissan Motor
3.250%, 01/30/13 (C)	430	434
Prudential Financial MTN
6.100%, 06/15/17	125	143
RR Donnelley & Sons
7.250%, 05/15/18	65	62

9	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Ryder System MTN
7.200%, 09/01/15	108	$124
SABMiller Holdings
3.750%, 01/15/22 (C)	400	425
SLM MTN
5.050%, 11/14/14	155	160
Time Warner
4.875%, 03/15/20	550	619
Time Warner Cable
7.500%, 04/01/14	385	427
Union Electric
6.700%, 02/01/19	45	57
Viacom
6.125%, 10/05/17	325	388
5.625%, 09/15/19	325	383
Wachovia Capital Trust III
5.570%, 12/31/49 (A)	385	368
Whirlpool MTN
8.600%, 05/01/14	298	332
Wynn Las Vegas
5.375%, 03/15/22 (C)	235	236

Total Corporate Obligations (Cost $12,248) ($ Thousands)		13,063

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bills (D)
0.085%, 09/06/12	1,930	1,930
0.058%, 09/27/12	5,200	5,199
U.S. Treasury Bonds
4.375%, 11/15/39	20	26
4.375%, 05/15/41	205	274
3.875%, 08/15/40(G)	5	6
U.S. Treasury Notes
2.000%, 02/15/22	175	181

Total U.S. Treasury Obligations (Cost $7,537) ($ Thousands)		7,616

ASSET-BACKED SECURITIES — 0.1%

Automotive — 0.0%
Auto Compartiment, Ser 2007-1, Cl A
0.790%, 02/25/19 (A)	127	161
Santander Consumer Finance, Ser 2007-1, Cl A
1.012%, 09/20/22 (E)	43	54

		215

Other Asset-Backed Securities — 0.1%
Lambda Finance, Ser 2005-1X, Cl A2
0.930%, 11/15/29 (A)(E)	27	34
Skyline, Ser 2007-1, Cl D
1.547%, 07/22/43 (A)(E)	200	246

		280

Total Asset-Backed Securities (Cost $521) ($ Thousands)		495

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

MUNICIPAL BOND — 0.0%
State of Illinois, GO
5.877%, 03/01/19	45	$50

Total Municipal Bond (Cost $45) ($ Thousands)		50

Total Investments — 98.8% (Cost $469,775) ($ Thousands)§		$479,627

A list of the open futures contracts held by the Fund at June 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 3-Year Bond	7	Sep-2012	$(1)
Canadian 10-Year Bond	4	Sep-2012	6
Euro-Bobl	72	Sep-2012	(81)
Euro-Oat	9	Sep-2012	(5)
Euro-Bund	26	Sep-2012	(51)
Euro-Buxl 30 Year Bond	10	Sep-2012	(48)
Euro-Schatz	20	Sep-2012	(7)
Japanese 10-Year Bond	7	Sep-2012	32
Long Gilt 10-Year Bond	(4)	Sep-2012	(1)
U.S. 10-Year Treasury Note	(109)	Sep-2012	(30)
U.S. 2-Year Treasury Note	(28)	Sep-2012	2
U.S. 5-Year Treasury Note	(173)	Sep-2012	(31)
U.S. Long Treasury Bond	4	Sep-2012	(12)
U.S. Long Treasury Bond	(13)	Sep-2012	(11)
U.S. Ultra Long Treasury Bond	(6)	Sep-2012	(10)

			$(248)

For the period ended June 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the fund at June 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($Thousands)
7/6/12-9/7/12	USD	22,286	GBP	14,211	$2
7/9/12	USD	2,607	AUD	2,545	—
7/9/12	USD	3,374	CZK	67,895	1
7/9/12	USD	622	SEK	4,295	—
7/9/12-7/31/12	USD	3,933	CAD	4,011	1
7/9/12-7/31/12	USD	3,938	MXP	54,847	139
7/9/12-8/3/12	AUD	8,817	USD	8,797	(220)
7/9/12-8/3/12	CZK	144,226	USD	7,038	(133)
7/9/12-8/3/12	EUR	242,471	USD	304,026	(3,709)
7/9/12-8/3/12	MXP	52,657	USD	3,797	(117)
7/9/12-8/3/12	SEK	38,159	USD	5,377	(148)
7/9/12-8/6/12	GBP	47,792	USD	74,431	(516)
7/9/12-8/8/12	JPY	12,143,610	USD	153,219	934
7/9/12-8/8/12	USD	38,125	JPY	3,041,538	—
7/9/12-8/10/12	CAD	33,121	USD	32,277	(197)
7/9/12-9/7/12	USD	112,969	EUR	89,199	233
7/12/12-7/31/12	DKK	10,120	USD	1,730	2
7/12/12-7/31/12	USD	1,652	NOK	9,895	12
7/13/12-7/31/12	SGD	2,192	USD	1,718	(13)
7/13/12-7/31/12	USD	866	SGD	1,106	8
7/19/12	NZD	2,791	USD	2,116	(125)
7/19/12-7/31/12	ZAR	29,551	USD	3,508	(97)
7/20/12-7/31/12	USD	965	KRW	1,128,734	20
7/31/12	CHF	1,625	USD	1,691	(27)
7/31/12	KRW	2,452,941	USD	2,102	(39)
7/31/12	MYR	1,001	USD	313	(2)
7/31/12	NOK	1,247	USD	208	(2)
7/31/12	PLN	2,111	USD	619	(12)
7/31/12	USD	397	NZD	507	9

					$(3,996)

SEI Institutional International Trust / Quarterly Report / June 30, 2012	10

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2012

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(1,253)	1,241	$(12)
Barclays PLC	(87,297)	87,214	(83)
BNP Paribas	(211,901)	211,923	21
Brown Brothers Harriman	(12,869)	12,527	(342)
Chase Manhattan	(122,300)	119,195	(3,105)
Citigroup	(1,620)	1,628	9
Credit Suisse First Boston	(39,555)	39,651	96
Deutsche Bank	(27,509)	27,467	(42)
Goldman Sachs	(19,427)	19,327	(100)
HSBC	(79,302)	80,111	809
JPMorgan Chase Bank	(52,854)	51,924	(930)
National Australia Bank	(45,883)	45,879	(4)
RBC	(13,410)	13,324	(87)
Royal Bank of Canada	(12,536)	12,467	(69)
Standard Bank	(4,329)	4,263	(66)
State Street	(3,201)	3,220	19
UBS	(62,666)	62,547	(119)
Westpac Banking	(784)	793	9

			$(3,996)

For the period ended June 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at June 30, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Determination Date	Currency	Notional Amount ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	Dbuk Itraxx 06/17 Europe Series 17 5Yr	Buy	1.00	06/20/17	EUR	$4,100	$(44)
JPMorgan Chase	Jpsw Itraxx 06/17 Europe Series 17 5Yr	Buy	1.00	06/20/17	EUR	5,350	16

							$(28)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/19	GBP	2,500	$(584)
Deutsche Bank	1.93%	6-Month EURIBOR	04/03/19	EUR	4,200	(119)
Deutsche Bank	6-Month EURIBOR	4.17%	03/28/13	EUR	7,000	280
JPMorgan	6-Month JPY LIBOR	2.22%	03/26/27	JPY	750,000	1,276
Royal Bank of Scotland	6-Month EURIBOR	3.14%	08/04/21	EUR	1,450	240
RBS	Eurostat Eurozone	2.06%	05/16/22	EUR	4,050	113
JPMorgan	6-Month EURIBOR	4.38%	01/07/13	EUR	5,400	217
Merrill Lynch	3-Month Canadian Bankers Acceptance Rate	2.56%	04/24/22	CAD	2,000	82
UBS Warburg	Eurostat Eurozone	1.83%	11/25/19	EUR	1,350	9

						$1,514

For the period ended June 30, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional International Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

June 30, 2012

Percentages are based on a Net Assets of $485,448($ Thousands).

(1)	In local currency unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2012.

(B)	Security is when-issued.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Securities considered illiquid. The total market value of such securities as of June 30, 2012 was $1,882 ($ Thousands) and represented 0.4% of Net Assets.

(F)	Real Estate Investment Trust.

§	At June 30, 2012, the tax basis cost of the Fund’s investments was $469,775 ($ Thousands), and the unrealized appreciation and depreciation were $21,806($ Thousands) and ($11,954)($ Thousands) respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CZK — Czech Koruna

DKK — Danish Krone

EURIBOR — Euro London Interbank Offered Rate

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

GBP — British Pound Sterling

GO — General Obligation

IO — Interest Only — face amount represents notional amount

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MYR — Malaysian Ringgit

MXP — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zlotty

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$441,568	$—	$441,568
Mortgage-Backed Securities	—	16,835	—	16,835
Corporate Obligations	—	13,063	—	13,063
U.S. Treasury Obligations	—	7,616	—	7,616
Asset-Backed Securities	—	495	—	495
Municipal Bond	—	50	—	50

Total Investments in Securities	$—	$479,627	$—	$479,627

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(248)	$—	$—	$(248)
Forwards Contracts *	—	(3,996)	—	(3,996)
Credit Default Swaps *	—	(28)	—	(28)
Interest Rate Swaps *	—	1,514	—	1,514

Total Other Financial Instruments	$(248)	$(2,510)	$—	$(2,758)

*	Futures and forwards contracts and swaps are valued at the net unrealized appreciation (depreciation) on the instrument

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “ — ” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Report / June 30, 2012	12

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: August 28, 2012

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: August 28, 2012